Goldman Sachs Trust

Institutional Liquid Assets

è	Prime Obligations Portfolio

è	Money Market Portfolio

è	Government Portfolio

è	Treasury Obligations Portfolio

è	Treasury Instruments Portfolio

è	Federal Portfolio

è	Tax-Exempt Diversified Portfolio

è	Tax-Exempt California Portfolio

è	Tax-Exempt New York Portfolio

SEMI-ANNUAL REPORT
June 30, 2000

Goldman Sachs Trust
Institutional Liquid Assets

Taxable Portfolios

Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

Money Market Portfolio. The Portfolio invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

Government Portfolio. The Portfolio invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements collateralized by such securities.

Treasury Obligations Portfolio. The Portfolio invests in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized by such securities.

Treasury Instruments Portfolio. The Portfolio invests in securities issued by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

Federal Portfolio. The Portfolio invests in securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Portfolios

Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax.

Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City income taxes.

Statement of Investments

ILA Prime Obligations Portfolio

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—12.0%
Asset Backed
Delaware Funding Corp.
$21,004,000	6.62%	09/19/2000	$ 20,695,008
Falcon Asset Securitization Corp.
25,000,000	6.63	09/26/2000	24,599,437
Intrepid Funding Notes
25,000,000	6.70	08/23/2000	24,753,403
Three River Funding Corp.
40,000,000	6.55	07/18/2000	39,876,278
Financial Services
General Electric Capital International Funding
20,000,000	6.63	11/15/2000	19,495,383
Security and Commodity Brokers, Dealers and Services
Merrill Lynch & Co., Inc.
10,000,000	6.68	08/21/2000	9,905,367

Total Commercial Paper and Corporate Obligations			$139,324,876

Bank and Medium-Term Notes—10.9%
Bank of America, N.A.
$15,000,000	6.82%	10/27/2000	$ 15,000,000
BankOne, N.A.
25,000,000	6.48	01/10/2001	24,993,409
7,000,000	6.55	01/16/2001	6,998,107
Fifth Third Bank
15,000,000	6.60	07/24/2000	15,000,190
25,000,000	6.65	07/24/2000	25,000,080
Southtrust Bank of Alabama, N.A.
15,000,000	6.30	09/01/2000	15,000,250
SunTrust Bank
15,000,000	6.78	04/18/2001	14,996,597
U.S. Bank, N.A.
10,000,000	6.73	02/08/2001	9,996,976

Total Bank and Medium-Term Notes			$126,985,609

Certificates of Deposit—6.5%
Citibank, N.A.
$15,000,000	6.73%	09/12/2000	$ 15,000,000
10,000,000	6.70	09/15/2000	10,000,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Certificates of Deposit (continued)
First Union National Bank
$ 5,000,000	6.55%	01/24/2001	$ 5,000,000
15,000,000	6.73	02/12/2001	15,000,000
10,000,000	6.90	04/27/2001	10,000,000
Huntington National Bank
10,000,000	6.52	01/16/2001	9,997,303
Southtrust Bank of Alabama, N.A.
10,000,000	6.71	03/09/2001	9,997,390

Total Certificates of Deposit			$74,994,693

Variable Rate Obligations#—40.1%
Associates Corp. of North America
$25,000,000	6.55%	07/17/2000	$24,987,913
AT&T Corp.
20,000,000	6.67	07/07/2000	20,000,000
20,000,000	6.57	07/10/2000	19,997,337
Bank of America, N.A.
25,000,000	6.65	07/03/2000	25,000,000
Bank One Corp.
10,000,000	6.87	09/13/2000	9,999,018
Citigroup, Inc.
25,000,000	6.61	07/12/2000	25,000,000
Comerica Bank Detroit
10,000,000	6.68	07/12/2000	9,999,033
15,000,000	6.59	07/13/2000	14,999,757
First Union National Bank
10,000,000	6.83	08/31/2000	10,000,000
Ford Motor Credit Co.
25,000,000	6.45	07/17/2000	25,042,501
IBM Corp.
16,000,000	6.28	07/28/2000	15,998,840
J.P. Morgan & Co., Inc.
15,000,000	6.63	07/06/2000	15,000,000
25,000,000	6.64	07/17/2000	25,000,000
Keybank, N.A.
20,000,000	6.55	07/03/2000	19,992,197
Merrill Lynch & Co., Inc.
11,000,000	6.78	08/14/2000	11,004,240
13,000,000	6.96	09/05/2000	13,011,153
5,000,000	7.18	09/19/2000	5,010,436
Monumental Life Insurance Co.
20,000,000	6.79	07/01/2000	20,000,000
New York Life Insurance Co.
10,000,000	6.85	08/28/2000	10,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Prime Obligations Portfolio    (continued)

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)
Old Kent Bank and Trust Co.
$ 15,000,000	6.65%	07/03/2000	$ 14,997,565
Pacific Mutual Life Insurance Co.
25,000,000	6.67	07/01/2000	25,000,000
PNC Bank, N.A.
25,000,000	6.59	07/12/2000	24,999,703
15,000,000	6.63	07/31/2000	14,995,622
SBC Communications Capital Corp.
25,000,000	6.33	08/01/2000	25,000,000
SMM Trust
25,000,000	6.81	09/13/2000	25,000,000
Southtrust Bank of Alabama, N.A.
15,000,000	6.61	07/24/2000	14,999,577

Total Variable Rate Obligations			$ 465,034,892

Repurchase Agreements*—30.1%
Joint Repurchase Agreement Account
$149,700,000	6.55%	07/03/2000	$ 149,700,000
Joint Repurchase Agreement Account II
200,000,000	6.87	07/03/2000	200,000,000

Total Repurchase Agreements			$ 349,700,000

Total Investments			$1,156,040,070

#	Variable rate security-based index is either LIBOR, one month Commercial Paper, Federal Funds, or Prime Lending rate.

*	Unless noted, all repurchase agreements were entered into on June 30, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—19.6%
Asset Backed
Asset Portfolio Funding Corp.
$50,000,000	6.63%	09/18/2000	$ 49,272,542
Asset Securitization Corp.
25,000,000	6.68	08/23/2000	24,754,139
Fidex PLC
36,495,000	6.63	09/12/2000	36,004,355
Grand Funding Corp.
30,000,000	6.63	09/28/2000	29,508,275
Intrepid Funding Notes
20,000,000	6.70	08/21/2000	19,810,167
31,480,000	6.70	08/23/2000	31,169,485
Surrey Funding Corp.
60,000,000	6.63	07/06/2000	59,944,750
Three River Funding Corp.
30,000,000	6.55	07/18/2000	29,907,208
Commercial Banks
Bank of Nova Scotia
25,000,000	6.69	08/23/2000	24,753,771
UBS AG, New York
50,000,000	6.74	07/05/2000	49,962,555
Financial Services
Associates First Capital BV
50,000,000	6.66	08/29/2000	49,454,250
General Electric Capital International Funding
30,000,000	6.63	11/15/2000	29,243,075

Total Commercial Paper and Corporate Obligations			$433,784,572

Bank and Medium-Term Notes—3.2%
AT&T Corp.
$10,000,000	6.67%	03/08/2001	$ 10,000,000
Bank of America, N.A.
25,000,000	6.82	10/27/2000	25,000,000
Fifth Third Bank
25,000,000	6.65	07/24/2000	25,000,079
U.S. Bank, N.A.
10,000,000	6.73	02/08/2001	9,996,976

Total Bank and Medium-Term Notes			$ 69,997,055

Bank and Medium-Term Notes-Eurodollar—1.4%
France Telecom S.A.
$25,000,000	6.67%>	05/15/2001	$ 24,999,875
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Bank and Medium-Term Notes-Eurodollar (continued)
Oesterreichische Kontrollbank AG
$ 5,000,000	8.50%	03/06/2001	$ 5,050,897

Total Bank and Medium-Term Notes-Eurodollar			$ 30,050,772

Certificates of Deposit—2.5%
Citibank, N.A.
$30,000,000	6.70%	09/15/2000	$ 30,000,000
First Union National Bank
10,000,000	6.55	01/24/2001	10,000,000
Huntington National Bank
15,000,000	6.52	01/16/2001	14,995,955

Total Certificates of Deposit			$ 54,995,955

Certificates of Deposit-Yankeedollar—8.4%
Bank of Scotland, New York
$10,000,000	6.70%	02/14/2001	$ 9,997,037
10,000,000	6.70	02/15/2001	9,997,024
Commerzbank, New York
11,000,000	6.60	02/01/2001	10,996,923
Deutsche Bank, New York
10,000,000	6.54	01/16/2001	9,997,304
20,000,000	6.67	03/08/2001	19,993,498
15,000,000	7.07	05/03/2001	14,996,432
Royal Bank of Canada, New York
10,000,000	5.70	07/03/2000	9,999,974
10,000,000	6.47	01/10/2001	9,997,363
Societe Generale, New York
20,000,000	6.88	04/30/2001	19,996,855
Svenska Handelsbanken, New York
10,000,000	6.77	03/22/2001	9,997,256
UBS AG
25,000,000	6.88	04/30/2001	24,996,068
Westpac Banking Corp.
35,000,000	6.78	04/17/2001	34,992,092

Total Certificates of Deposit-Yankeedollar			$185,957,826

Variable Rate Obligations#—37.8%
Abbey National Treasury Services
$50,000,000	6.55%	07/17/2000	$ 49,967,227
Asset Securitization Corp.
25,000,000	6.60	07/20/2000	24,998,731

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio    (continued)

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)
AT&T Corp.
$30,000,000	6.67%	07/07/2000	$30,000,000
20,000,000	6.57	07/10/2000	19,997,337
Bank of America, N.A.
25,000,000	6.65	07/03/2000	25,000,000
Bank of Scotland Treasury Services
15,000,000	6.28	07/19/2000	14,998,978
20,000,000	6.83	09/05/2000	20,000,000
Bayerische Landesbank, New York
15,000,000	6.58	07/03/2000	14,993,816
20,000,000	6.60	07/10/2000	19,998,809
25,000,000	6.59	07/28/2000	24,991,908
50,000,000	6.61	07/31/2000	49,979,879
Canadian Imperial Bank of Commerce
50,000,000	6.60	07/31/2000	49,977,643
Citicorp
15,000,000	6.68	07/03/2000	15,000,000
Comerica Bank Detroit
25,000,000	6.59	07/13/2000	24,999,595
Commerzbank, New York
30,000,000	6.59	07/28/2000	29,990,259
Credit Communal de Belgique S.A.
20,000,000	6.71	09/14/2000	19,993,138
DaimlerChrysler, N.A. Corp.
25,000,000	6.53	07/06/2000	24,999,589
20,000,000	6.69	08/22/2000	19,990,583
Den Danske Bank Corp.
15,000,000	6.60	07/21/2000	14,999,596
Dresdner Bank AG, New York
50,000,000	6.60	07/28/2000	49,985,464
IBM Corp.
17,000,000	6.28	07/28/2000	16,998,767
J.P. Morgan & Co., Inc.
25,000,000	6.63	07/06/2000	25,000,000
Keybank, N.A.
15,000,000	6.70	07/03/2000	14,999,653
Merrill Lynch & Co., Inc.
15,000,000	6.24	07/12/2000	15,000,000
15,000,000	6.58	07/12/2000	15,024,994
5,800,000	6.39	07/24/2000	5,803,613
15,000,000	6.61	08/01/2000	15,020,934
Monumental Life Insurance Co.
25,000,000	6.79	07/01/2000	25,000,000
National Rural Utilities Corp.
15,000,000	6.65	07/03/2000	14,999,738
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)
New York Life Insurance Co.
$ 10,000,000	6.85%	08/28/2000	$ 10,000,000
PNC Bank, N.A.
25,000,000	6.59	07/12/2000	24,999,703
25,000,000	6.63	07/31/2000	24,992,703
Societe Generale, New York
10,000,000	6.59	07/31/2000	9,996,092
Southtrust Bank of Alabama, N.A.
20,000,000	6.61	07/24/2000	19,999,436
Westdeutsche Landesbank
35,000,000	6.57	07/24/2000	34,987,617
20,000,000	6.59	07/28/2000	19,993,527

Total Variable Rate Obligations			$ 837,679,329

Repurchase Agreements*—28.0%
Joint Repurchase Agreement Account
$269,900,000	6.55%	07/03/2000	$ 269,900,000
Joint Repurchase Agreement Account II
350,000,000	6.87	07/03/2000	350,000,000

Total Repurchase Agreements			$ 619,900,000

Total Investments			$2,232,365,509

>	Forward commitments
#	Variable rate security index is based on LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
*	Unless noted, all repurchase agreements were entered into on June 30, 2000.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, or the next reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Government Portfolio

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—70.4%
Federal Home Loan Bank
$ 8,000,000	5.52%		08/02/2000	$ 7,999,262
Federal Home Loan Mortgage Corp.
25,000,000	6.43	#	07/21/2000	24,979,293
30,000,000	6.55		08/17/2000	29,743,458
10,000,000	6.53	#	09/20/2000	9,994,860
Federal National Mortgage Association
8,000,000	6.52	#	07/03/2000	7,996,893
25,000,000	6.57		07/03/2000	24,990,875
10,000,000	6.49	#	07/22/2000	9,999,224
5,000,000	5.56		07/24/2000	4,999,887
25,000,000	6.44		08/17/2000	24,789,805
19,000,000	6.59	#	09/01/2000	18,989,880
15,000,000	6.65		11/22/2000	14,601,000

Total U.S. Government Agency Obligations				$179,084,437

Repurchase Agreement*—29.5%
Joint Repurchase Agreement Account Æ
$75,000,000	6.55%		07/03/2000	$ 75,000,000

Total Repurchase Agreement				$ 75,000,000

Total Investments				$254,084,437

#	Variable rate security index is based on either U.S. Treasury Bill, LIBOR, Federal Funds, or Prime lending rate.
*	Unless noted, all repurchase agreements were entered into on June 30, 2000.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, or the next reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Obligations Portfolio

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—10.5%
United States Treasury Notes
$ 8,000,000	6.13%	07/31/2000	$ 8,004,456
5,000,000	6.25	08/31/2000	5,005,494
5,000,000	4.50	10/02/2000	4,987,032
5,000,000	4.00	10/31/2000	4,972,679
5,000,000	5.75	11/15/2000	5,000,000
8,000,000	4.50	01/31/2001	7,923,572
7,000,000	5.38	02/15/2001	6,961,913
16,000,000	5.00	02/28/2001	15,858,249
8,000,000	4.88	04/02/2001	7,911,418
10,000,000	5.63	05/15/2001	9,931,891

Total U.S. Treasury Obligations			$76,556,704

Repurchase Agreements ∧ *—89.6%
ABN / AMRO, Inc.
$30,000,000	6.60%	07/03/2000	$30,000,000
Maturity Value: $30,016,500
Bank of America
30,000,000	6.63	07/03/2000	30,000,000
Maturity Value: $30,016,575
Bear Stearns Companies, Inc.
30,000,000	6.40	08/15/2000	30,000,000
Maturity Value: $30,304,000
Dated: June 19, 2000
C.S. First Boston Corp.
30,000,000	6.41	09/05/2000	30,000,000
Maturity Value: $30,480,750
Dated: June 7, 2000
Chase Manhattan Corp.
30,000,000	6.40	07/03/2000	30,000,000
Maturity Value: $30,016,000
Goldman, Sachs & Co.
32,000,000	6.50	07/03/2000	32,000,000
Maturity Value: $32,017,333
J.P. Morgan Securities, Inc.
30,000,000	6.30	07/03/2000	30,000,000
Maturity Value: $30,015,750
Joint Repurchase Agreement Account
314,400,000	6.55	07/03/2000	314,400,000
Merrill Lynch & Co., Inc.
32,000,000	6.50	07/03/2000	32,000,000
Maturity Value: $32,017,333
Morgan Stanley Dean Witter & Co.
30,000,000	6.60	07/05/2000	30,000,000
Maturity Value: $30,027,500
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements (continued)
Salomon Smith Barney, Inc.
$33,000,000	6.55%	07/03/2000	$ 33,000,000
Maturity Value: $33,018,013
UBS Warburg LLC
30,000,000	6.45	09/07/2000	30,000,000
Maturity Value: $30,483,750
Dated: June 9, 2000

Total Repurchase Agreements			$651,400,000

Total Investments			$727,956,704

∧	At June 30, 2000, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2000.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Instruments Portfolio

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—98.7%
United States Treasury Bills
$ 300,000	5.30%	07/20/2000	$ 299,161
2,600,000	5.52	08/10/2000	2,584,053
2,400,000	5.53	08/10/2000	2,385,267
7,200,000	5.54	08/10/2000	7,155,680
17,900,000	5.56	08/10/2000	17,789,418
27,700,000	5.49	08/17/2000	27,501,460
22,800,000	5.52	08/17/2000	22,635,688
20,900,000	5.54	08/24/2000	20,726,321
1,700,000	5.60	08/31/2000	1,683,869
8,500,000	5.64	09/07/2000	8,409,527
United States Treasury Notes
40,000,000	5.38	07/31/2000	39,977,196
30,000,000	6.13	07/31/2000	30,003,801
145,000,000	6.00	08/15/2000	144,987,781
50,000,000	5.13	08/31/2000	49,919,045
30,000,000	6.25	08/31/2000	30,015,540
50,000,000	4.50	10/02/2000	49,799,036

Total U.S. Treasury Obligations			$455,872,843

Total Investments			$455,872,843

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—99.6%
Federal Farm Credit Bank
$ 25,000,000	6.44	%#	07/01/2000	$ 25,000,000
45,000,000	6.46#		07/01/2000	44,978,372
100,000,000	6.46#		07/01/2000	99,994,987
75,000,000	6.47#		07/01/2000	74,990,607
785,300,000	6.41		07/03/2000	785,300,000
100,000,000	6.57		07/03/2000	99,963,500
44,000,000	6.35		07/05/2000	43,968,955
45,000,000	6.40		07/07/2000	44,952,000
40,000,000	6.47#		07/13/2000	39,983,237
20,000,000	6.36		07/20/2000	19,932,867
23,100,000	6.40		07/25/2000	23,001,440
16,000,000	6.38		08/10/2000	15,886,578
27,000,000	6.38		08/18/2000	26,770,320
40,000,000	6.60		03/01/2001	39,998,216
Federal Home Loan Bank
100,000,000	6.49#		07/03/2000	99,985,117
40,000,000	6.51#		07/03/2000	40,000,000
100,000,000	6.57		07/03/2000	99,963,500
35,000,000	6.62#		07/03/2000	34,998,738
100,000,000	6.13#		07/05/2000	99,982,150
45,000,000	6.34#		07/05/2000	45,000,000
3,700,000	6.35		07/05/2000	3,697,389
40,000,000	6.36#		07/05/2000	40,000,000
19,900,000	6.44		07/05/2000	19,885,761
49,506,000	6.23		07/12/2000	49,409,189
13,294,000	6.38		07/12/2000	13,268,084
99,200,000	6.39		07/12/2000	99,006,312
25,000,000	6.49#		07/12/2000	24,998,264
25,000,000	5.56		07/14/2000	24,999,867
75,000,000	6.45#		07/15/2000	74,971,879
20,000,000	5.50		07/19/2000	19,999,390
40,000,000	5.50		07/21/2000	39,981,755
50,000,000	6.51#		07/21/2000	49,996,691
20,800,000	6.45		07/28/2000	20,699,380
20,000,000	5.52		08/02/2000	19,998,155
400,000	5.84		08/02/2000	397,923
32,700,000	6.42		08/04/2000	32,501,729
22,098,000	6.43		08/04/2000	21,963,804
5,400,000	5.93		08/11/2000	5,363,531
14,219,000	6.52		08/11/2000	14,113,416
16,464,000	6.53		08/16/2000	16,326,626
34,892,000	6.50		08/18/2000	34,589,603
200,000,000	6.43		08/23/2000	198,106,722
90,000,000	6.49		08/23/2000	89,140,075
25,000,000	6.50		08/23/2000	24,760,764
40,492,000	6.51		08/23/2000	40,103,918
100,000,000	6.51		08/25/2000	99,005,417
50,000,000	6.52		08/25/2000	49,501,944
38,500,000	6.52		08/30/2000	38,081,633
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$48,923,000	6.45%	09/06/2000	$ 48,335,720
80,000,000	6.46	09/08/2000	79,009,467
30,000,000	6.44	09/13/2000	29,602,866
99,693,000	6.46	09/13/2000	98,369,188
30,000,000	6.44	09/15/2000	29,592,133
75,000,000	6.52#	09/17/2000	74,934,361
40,000,000	6.49	09/20/2000	39,415,900
25,000,000	6.50	09/20/2000	24,634,375
40,000,000	6.45	09/27/2000	39,369,333
40,000,000	6.45	09/29/2000	39,355,000
35,000,000	6.05	11/03/2000	34,994,023
20,000,000	6.63	11/29/2000	19,444,236
35,000,000	6.36	01/18/2001	34,994,426
40,000,000	6.35	02/01/2001	39,985,432
20,250,000	6.50	03/15/2001	20,217,733
10,000,000	6.52	03/28/2001	9,985,050
33,400,000	6.63	05/02/2001	33,329,335
50,000,000	6.68	05/08/2001	50,000,000
Student Loan Marketing Association
145,000,000	6.29#	07/05/2000	145,006,512
25,000,000	6.43#	07/05/2000	24,992,668
10,000,000	6.44#	07/05/2000	10,000,872
40,000,000	6.55	02/14/2001	39,985,049
Tennessee Valley Authority
35,000,000	6.37	07/03/2000	34,987,614
35,000,000	6.38	07/03/2000	34,987,595
50,000,000	6.34	07/06/2000	49,955,972
50,000,000	6.36	07/07/2000	49,947,000
30,000,000	6.34	07/10/2000	29,952,450
35,000,000	6.34	07/11/2000	34,938,361
30,000,000	6.36	07/18/2000	29,909,900

Total U.S. Government Agency Obligations			$4,199,752,376

Total Investments			$4,199,752,376

The accompanying notes are an integral part of these financial statements.

#	Variable rate security index is based on either U.S. Treasury Bill, LIBOR, Federal Funds, or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, or the next reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Alabama—3.8%

Columbia IDB VRDN PCRB Refunding for Alabama Co. Series 1996 A (A-1)
$19,000,000	4.55%	07/03/2000	$19,000,000

Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1999 A (A-1/VMIG1)
1,400,000	4.55	07/03/2000	1,400,000

Columbia IDRB VRDN Refunding for Alabama Power Co. Series 1995 E VRDN (A-1/VMIG1)
5,600,000	4.55	07/03/2000	5,600,000

Columbia IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1995 B (A-1/VMIG1)
4,100,000	4.55	07/03/2000	4,100,000

Eutaw City IDB VRDN PCRB Refunding for Alabama Power Co. Series 1998 (A-1)
7,700,000	4.55	07/03/2000	7,700,000

Homewood City VRDN for Educational Facilities—Samford University Series 2000 (VMIG1)
20,000,000	4.50	07/03/2000	20,000,000

Homewood City VRDN for Educational Facilities—Samford University Series 1999 (AMBAC) (VMIG1)
4,000,000	4.55	07/03/2000	4,000,000

Mobile City IDRB VRDN PCRB for Alabama Power Co. Series 1993 A (A-1/VMIG1)
7,000,000	4.72	07/06/2000	7,000,000

Montgomery City Special Care Facilities VRDN RB for Baptist Medical Centre Series 1994 A (Amsouth Bank) (VMIG1)
12,205,000	4.80	07/06/2000	12,205,000

			$81,005,000

Alaska—0.3%

Valdez Marine Term RB for Exxon Pipeline Series 1993 B (A-1+/VMIG1)
$ 6,500,000	4.50%	07/03/2000	$ 6,500,000

Arizona—0.4%

Arizona State Transportation Board Highway RB Series 1991 A (Aaa)
$ 3,600,000	6.50%	07/02/2001	3,721,501

Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (A-1+/VMIG1)
3,500,000	4.95	07/05/2000	3,500,000

Tempe VRDN Excise Tax Revenue Obligations Series 1998 (A-1+/VMIG1)
1,200,000	4.55	07/03/2000	1,200,000

			$ 8,421,501

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California—2.6%

California School Cash Reserve Program Authority Pool Bonds Series 1999 A (AMBAC) (SP1+/MIG1)
$10,000,000	4.00%	07/03/2000	$10,000,257

California Statewide Development Authority TRANS Series 1999 C-2 (SP1+/MIG1)
15,350,000	4.00	09/29/2000	15,354,871

Los Angeles County Metro TRANS Sales Tax Revenue RB Series 1993 A (MBIA) (A-1+/VMIG1)
6,300,000	4.25	07/06/2000	6,300,000

Los Angeles County MF Hsg. Authority VRDN Refunding RB for Malibu Meadows II Series 1998 C (FNMA) (A-1+)
2,200,000	4.25	07/06/2000	2,200,000

Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 B (AMBAC) (A-1+/VMIG1)
4,700,000	4.30	07/05/2000	4,700,000

Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 C (AMBAC) (A-1+/VMIG1)
5,900,000	4.30	07/05/2000	5,900,000

Los Angeles County Schools TRANS Series 1999 B (FSA) (SP-1+)
5,000,000	4.00	09/29/2000	5,001,342

Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FNMA) (VMIG1)
6,200,000	4.75	07/04/2000	6,200,000

			$55,656,470

Florida—4.4%

Dade County Florida Water and Sewer Systems Revenue (A-1+/VMIG1)
$20,000,000	4.70%	07/05/2000	$20,000,000

Escambia County Florida PCRB VRDN Refunding for Gulf Power Company Project VRDN Series 1997 (A-1/VMIG1)
6,000,000	4.65	07/03/2000	6,000,000

Florida Local Government Financing Commission Pooled CP Notes Series A (First Union National Bank) (A-1/P-1)
3,390,000	4.10	09/01/2000	3,390,000
3,500,000	4.40	09/05/2000	3,500,000
21,000,000	4.60	10/11/2000	21,000,000

Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2000 A (A-1+/VMIG1)
6,000,000	4.55	07/03/2000	6,000,000

Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2000 B (A-1+/VMIG1)
400,000	4.55	07/03/2000	400,000

Jacksonville Electric Authority VRDN RB Subordinated Electric Systems Series 2000 C (A-1+/VMIG1)
4,100,000	4.55	07/03/2000	4,100,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Florida (continued)

Jacksonville PCRB VRDN Refunding for Florida Power & Light Co. Project Series 1995 (A-1+/VMIG1)
$ 9,400,000	4.45%	07/03/2000	$ 9,400,000

Palm Beach County School Board COPS PA-658 (A-1+)
7,870,000	4.85	07/06/2000	7,870,000

Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-1 (NRU LOC) (A-1+/P-1)
3,750,000	4.85	07/05/2000	3,750,000

Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-2 (NRU LOC) (A1+/P-1)
6,435,000	4.85	07/05/2000	6,435,000

			$91,845,000

Georgia—8.9%

Albany Dougherty Payroll PCRB for Philip Morris Companies, Inc. Series 1992 (A-1/P-1)
$17,000,000	4.90%	07/05/2000	$17,000,000

Atlanta Water & Sewer RB Eagle Tax-Exempt Trust Series 971003 Class A COPS (FGIC) (A-1+(c))
10,500,000	4.87	07/06/2000	10,500,000

Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-1/VMIG1)
29,100,000	4.55	07/03/2000	29,100,000

Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
13,400,000	4.50	07/03/2000	13,400,000

Columbus Hospital Authority Adjustable Rate Revenue Certificates for St. Frances Hospital, Inc. Series 1994 (Suntrust Bank LOC) (VMIG1)
5,950,000	4.80	07/05/2000	5,950,000

Dekalb County Hospital Authority Revenue Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
4,535,000	4.80	07/05/2000	4,535,000

Fulco Hospital Authority VRDN RANS for Piedmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
12,500,000	4.75	07/05/2000	12,500,000

Georgia State Series 1998 PA-246 (A-1)
2,680,000	4.79	07/06/2000	2,680,000

Municipal Electric Authority of Georgia VRDN RB General Series 1985 C (Bayerische Landesbank Girozentrale) (A-1+)
39,500,000	4.75	07/05/2000	39,500,000

Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 D (ABN AMRO Bank LOC) (A-1+/VMIG1)
19,450,000	4.75	07/05/2000	19,450,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Georgia (continued)

Municipal Electric Authority of Georgia VRDN RB Series 1985 B (Landesbank Hessen-Thueringen Girozentrale LOC) (A1+/VMIG1)
$12,000,000	4.50%	07/05/2000	$ 12,000,000

Municipal Electric Authority RB Series 1994 E (ABN AMRO Bank LOC) (A-1+/VMIG1)
21,510,000	4.70	07/05/2000	21,510,000

			$188,125,000

Hawaii—0.4%

Honolulu City & County GO VRDN Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$ 8,150,000	5.00%	07/05/2000	$ 8,150,000

Idaho—0.5%

Idaho State for TANS Series 2000 (SP-1+/MIG1)
$10,000,000	5.38%>	06/29/2001	$ 10,095,200

Illinois—9.8%

Chicago City RB for Chicago Midway Airport Series 1997 Societe Generale Trustee Floating Rate Receipts (MBIA) (A-1+)
$12,000,000	4.85%	07/06/2000	$ 12,000,000

Chicago Park District Tax Anticipation Warrants Series 1999 (SP-1+/MIG1)
5,500,000	4.38	09/15/2000	5,508,284

City of Chicago Water RB Series 2000 (Bank One, N.A. LOC) (A-1+/VMIG1)
7,300,000	4.65	07/05/2000	7,300,000

Cook County GO VRDN Series 1996 (A-1+/VMIG1)
36,200,000	4.75	07/05/2000	36,200,000

Evanston GO VRDN for Maple Street Project Series 2000 A (VMIG1)
9,500,000	4.80	07/05/2000	9,500,000

Evanston GO VRDN for Recreation Center Project Series 2000 C (VMIG1)
5,000,000	4.80	07/05/2000	5,000,000

Illinois Health Facilities Authority VRDN RB for Evanston Northwestern Corp. Series 1998 (A-1+/VMIG1)
10,000,000	4.75	05/31/2001	10,000,000

Illinois Health Facilities Authority VRDN RB for Northwest Community Hospital Series 1995 (A-1+/VMIG1)
100,000	4.80	07/06/2000	100,000

Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One Illinois, N.A. LOC) (A-1+/VMIG1)
28,575,000	4.70	07/05/2000	28,575,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio    (continued)

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Illinois (continued)

Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (BankOne, N.A. LOC) (A-1+/VMIG1)
$33,450,000	4.70%	07/05/2000	$ 33,450,000

Illinois Health Facilities Authority VRDN Series 1990 A (Central Dupage Hospital) (VMIG1)
12,500,000	5.00	08/03/2000	12,500,000

Illinois State Toll Highway Authority VRDN RB Series 1998 B (FSA) (AAA/VMIG1)
13,700,000	4.65	07/06/2000	13,700,000

Illinois State Toll Highway Priority Series 1993 B (Societe Generale LOC) (MBIA) (A-1+/VMIG1)
28,600,000	4.70	07/05/2000	28,600,000

Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1992 (P-1)
3,300,000	4.90	07/05/2000	3,300,000

			$205,733,284

Indiana—0.7%

Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series 1985 C (Bank of America LOC) (VMIG1)
$ 7,655,000	4.60%	07/05/2000	$ 7,655,000

Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series 1985 D (Bank of America) (VMIG1)
1,180,000	4.60	07/05/2000	1,180,000

Warwick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
5,000,000	5.00	07/06/2000	5,000,000

			$ 13,835,000

Iowa—0.6%

Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993 A (A-1/VMIG1)
$ 900,000	4.85%	07/05/2000	$ 900,000

Muscatine County PCRB Pharmacia Corp. Series 1992 (P-1)
1,000,000	4.90	07/05/2000	1,000,000

Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
10,895,000	4.85	07/05/2000	10,895,000

			$ 12,795,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Kentucky—1.0%

Kentucky Asset Liability Commission Project Notes Series 1999 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
$ 4,100,000	4.40%	10/02/2000	$ 4,100,000

Kentucky Asset Liability TRANS Series 2000 A (SP-1+/MIG1)
13,000,000	5.25 >	06/27/2001	13,086,840

Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (A1+/VMIG1)
4,632,000	4.85	07/05/2000	4,632,000

			$21,818,840

Louisiana—3.1%

Ascension Parish Louisiana PCRB for Vulcan Materials Co. Series 1996 (A-1+/VMIG1)
$ 8,200,000	4.85%	07/05/2000	$ 8,200,000

Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A (Suntrust Bank LOC) (A1+/VMIG1)
4,800,000	4.55	07/03/2000	4,800,000

New Orleans Aviation Board RB Refunding Series 1993 B (MBIA) (A-1+/VMIG1)
27,135,000	4.80	07/05/2000	27,135,000

Plaquemines Port Harbor & Terminal District Series 85 B (A-1+/P-1)
2,500,000	4.60	10/11/2000	2,500,000

Plaquemines Port Harbor & Terminal District Series 85 D (A-1+/P-1)
6,000,000	4.60	10/11/2000	6,000,000

Saint James Parish Louisiana VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Wachovia Bank of Georgia LOC) (P-1)
5,500,000	4.60	07/05/2000	5,500,000

South Lousiana Commission Port RB for Occidental Petroleum Corp. Series 1996 (P-1)
11,800,000	4.60	07/05/2000	11,800,000

			$65,935,000

Maryland—1.3%

Maryland GO State & Local Facilities Loan of 1998 1st Series (AAA/Aaa)
$11,500,000	4.50%	03/01/2001	$11,528,091

University of Maryland RB System Auxiliary Facility & Tuition Series 1998 A (A-1+c)
4,945,000	4.85	07/06/2000	4,945,000

Washington Suburban Sanitary District GO VRDN BANS Series 1998 (A-1+/VMIG1)
11,445,000	4.75	07/05/2000	11,445,000

			$27,918,091

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Massachusetts—5.1%

Commonwealth of Massachusetts Eagle Tax-Exempt Trust Series 97 C2101 (MBIA) (A-1+c)
$10,195,000	4.77%	07/06/2000	$ 10,195,000

Commonwealth of Massachusetts GO VRDN Refunding Bonds Series 1998 A (A1+/VMIG1)
20,000,000	4.50	07/06/2000	20,000,000

Massachusetts Bay Transportation Authority RB Refunding for General Transportation Systems Series 1994 A (AA-/Aa2)
5,000,000	5.00	03/01/2001	5,019,167

Massachusetts Health & Education Facility Authority for Harvard University Series A Eagle Tax-Exempt Trust Series 972104 Class A COPS (A-1+)
12,500,000	4.77	07/06/2000	12,500,000

Massachusetts Health & Education Facility Authority VRDN RB for Capital Asset Program Series 1985 E (Bank One, N.A. LOC) (VMIG1)
16,300,000	4.50	07/03/2000	16,300,000

Massachusetts Health & Education Facility Authority VRDN RB for Harvard University Series 2000 Y (A-1+/VMIG1)
19,000,000	4.40	07/06/2000	19,000,000

Massachusetts Water Resources Authority Tax Exempt CP Notes Series 1999 (A-1+/P-I)
7,400,000	4.38	10/02/2000	7,400,000

Massachusetts Water Resources Authority RB Refunding for Multi- Modal General Series 1998 D (FGIC) (A-1+/VMIG1)
8,400,000	4.60	07/05/2000	8,400,000

Massachusetts Water Resources Authority VRDN RB refunding for Multi-Modal General Series 1997 A (A-1/VMIG1)
8,150,000	4.40	07/05/2000	8,150,000

			$106,964,167

Michigan—1.6%

Michigan Building Authority Series 1998 I (A-1+c)
$ 6,600,000	4.85%	07/06/2000	$ 6,600,000

Michigan Municipal Bond Authority Revenue Series 1998 (A-1+)
8,600,000	4.85	07/06/2000	8,600,000

Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A Certificates (A-1+c)
18,000,000	4.87	07/06/2000	18,000,000

			$ 33,200,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Minnesota—4.6%

Becker MN PCRB Northern States Power Series 1992 A (A-1+/MIG1)
$ 4,600,000	4.05%	08/11/2000	$ 4,600,000
5,200,000	4.20	09/12/2000	5,200,000

Becker MN PCRB Northern States Power Series 1993 A (A-1+/MIG1)
6,900,000	4.15	09/13/2000	6,900,000

City of Rochester MN Health Care Facilities Mayo Foundation Series 1992 C (A-1+)
6,000,000	4.60	10/02/2000	6,000,000
1,000,000	4.75	10/02/2000	1,000,000

City of Rochester MN Health Care Facilities Mayo Foundation Series 2000 B (A-1+)
20,000,000	4.15	08/01/2000	20,000,000
5,000,000	4.75	10/05/2000	5,000,000

City of Rochester MN Health Care Facilities Mayo Foundation Series 2000 C (A-1+)
5,000,000	4.60	10/06/2000	5,000,000

Minnesota Higher Education Facilities Authority VRDN for Carlton College Series 1992 3-L2 (VMIG1)
4,175,000	4.60	07/06/2000	4,175,000

University of Minnesota VRDN Series 1999 A (A-1+/MIG1)
38,000,000	4.80	07/05/2000	38,000,000

			$95,875,000

Missouri—0.7%

Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Pharmacia Corp. Series 1993 (P-1)
$ 5,000,000	4.75%	07/05/2000	$ 5,000,000

Missouri Health & Educational Facility Authority RB for Washington University Series 1984 (A-1+/VMIG1)
4,600,000	4.75	07/05/2000	4,600,000

University of Missouri Capital Project Notes Series 2000 FY (SP-1+/MIG1)
6,000,000	5.25 >	06/29/2001	6,051,180

			$15,651,180

Nevada—2.4%

Clark County Series 2000 PA-653 (A-1+c)
$ 5,700,000	4.85%	07/06/2000	$ 5,700,000

Clark County VRDN RB for Nevada Airport Improvement Series 1993 A (MBIA) (A-1+/VMIG1)
45,070,000	4.70	07/05/2000	45,070,000

			$50,770,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio    (continued)

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New Mexico—2.3%

Albuquerque GO Series 1992 A (AA/Aa3)
$20,000,000	5.25%>	07/01/2001	$20,109,000

New Mexico Highway Commission VRDN RB Series 1996 (FSA) (A-1+/VMIG1)
28,100,000	4.70	07/05/2000	28,100,000

			$48,209,000

New York—4.4%

Long Island Power Authority Electric System VRDN RB Series 1 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
$24,100,000	4.65%	07/05/2000	$24,100,000

Long Island Power Authority Electric System VRDN RB Series 3 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
10,000,000	4.35	08/08/2000	10,000,000

Long Island Power Authority Electric System VRDN RB Series 4 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
4,300,000	4.10	08/10/2000	4,300,000
6,000,000	4.05	08/11/2000	6,000,000
4,000,000	4.15	09/13/2000	4,000,000

Metropolitan Transportation Authority Dedicated Tax Fund PA-656 Series 2000 A (A-1+)
2,600,000	4.82	07/06/2000	2,600,000

Nassau County IDA Civic Facility & Improvement RB for Cold Spring Harbor Laboratory Series 1999 (A-1+)
3,300,000	4.45	07/03/2000	3,300,000

New York Adjustable Subordinated Series 1993 E5 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
6,600,000	4.55	07/03/2000	6,600,000

New York Adjustable Subordinated Series 1994 E2 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
7,100,000	4.55	07/03/2000	7,100,000

New York City Municipal Water Finance Authority Water & Sewer Systems RB Series 1994 C (Morgan Guaranty Trust LOC) (FGIC) (A-1+/VMIG1)
10,000,000	4.45	07/03/2000	10,000,000

New York City Transitional Finance Authority Eagle Tax-Exempt Trust Series 2000 Class A COPS (A-1+c)
2,000,000	4.84	07/06/2000	2,000,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)

New York City Transitional Finance Authority Future Tax Secured Bonds Series 1999 A-1 (A-1+/VMIG1)
$ 2,400,000	4.65%	07/05/2000	$ 2,400,000

New York City Trust for Resources for American Museum of National History Series 1999 B (AMBAC) (Aaa)
10,000,000	3.70	07/01/2000	10,000,000

			$92,400,000

North Carolina—2.2%

Charlotte Airport VRDN RB Refunding Series 1993 A (MBIA) (A-1+/VMIG1)
$11,250,000	4.70%	07/05/2000	$11,250,000

North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank N.A. LOC) (A-1+)
11,375,000	4.75	07/06/2000	11,375,000

North Carolina Medical Care Commission VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank N.A.) (A-1+/VMIG1)
20,000,000	4.95	07/05/2000	20,000,000

Rockingham County Adjustable VRDN PCRB Refunding for Philip Morris, Inc. Series 1992 (A-1/P-1)
3,960,000	4.90	07/05/2000	3,960,000

			$46,585,000

Ohio—2.3%

Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems, Inc. Series 1999 C (AMBAC) (A-1+/VMIG1)
$13,600,000	4.80%	07/06/2000	$13,600,000

Hamilton County Hospital Facilities RB for The Drake Center, Inc. Series 1999 A (FIRSTAR Bank N.A. LOC) (MIG1)
4,950,000	4.90	07/06/2000	4,950,000

Hamilton County Hospital Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 B (MBIA) (A-1+/VMIG1)
19,075,000	4.85	07/05/2000	19,075,000

Hamilton County Hospital Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 F (A-1+/VMIG1)
6,100,000	4.85	07/05/2000	6,100,000

Ohio State University General Receipts VRDN RB Series 1999 B2 (A-1+/VMIG1)
5,000,000	4.95	07/05/2000	5,000,000

			$48,725,000

Oklahoma—0.8%

Muskogee Industrial Trust PCRB for Oklahoma Gas & Electric Co. Series 1997 A (A-1+/VMIG1)
$16,500,000	4.80%	07/05/2000	$16,500,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Oregon—2.2%

Oregon State GO VRDN Series 1985 73 G (A-1+/VMIG1)
$23,300,000	4.80%	07/05/2000	$23,300,000

Oregon State GO VRDN Series 1985 73 H (A-1+/VMIG1)
23,700,000	4.80	07/05/2000	23,700,000

			$47,000,000

Pennsylvania—0.9%

Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt Trust 943804 Class A COPS (AMBAC) (A-1+c)
$14,400,000	4.87%	07/06/2000	$14,400,000

Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (A-1/VMIG1)
4,000,000	4.75	07/05/2000	4,000,000

			$18,400,000

South Carolina—1.2%

South Carolina Public Service Authority (Revenue Notes) (LOC Bank of America) (Toronto Dominion Bank) (Bank of Nova Scotia) (Commerzbank AG) (A-1+/P-1)
$10,000,000	4.35%	11/14/2000	$10,000,000

South Carolina State P Floats Part 1225 (A-1+)
6,805,000	4.82	07/06/2000	6,805,000

York County PCRB for North Carolina Electric Project Series 1984 N-2 (NRU) (A-1+/VMIG1)
8,325,000	4.85	07/05/2000	8,325,000

York County PCRB for North Carolina Electric Series 1984 N (NRU LOC) (A-1+/VMIG1)
1,050,000	4.85	07/05/2000	1,050,000

			$26,180,000

Tennessee—4.6%

Knoxville Utilities Board VRDN Adjustable Subordinate Gas System Notes (FSA) (A-1+/VMIG1)
$16,300,000	4.55%	07/03/2000	$16,300,000

Knoxville Utilities Board VRDN RB Subordinate Wastewater System Notes (FSA) (A-1+/VMIG1)
3,800,000	4.55	07/03/2000	3,800,000

Knoxville Utilities Board VRDN RB Subordinate Water System Notes (FSA) (A-1+/VMIG1)
8,600,000	4.55	07/03/2000	8,600,000

Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series B (A-1+/VMIG1)
22,250,000	4.75	07/06/2000	22,250,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Tennessee (continued)

Sevier County Public Building Authority RB for Local Government Improvement Series III F (AMBAC) (VMIG1)
$15,200,000	4.80%	07/06/2000	$15,200,000

State of Tennessee GO Series A (A-1+/P-1)
12,500,000	4.05	08/14/2000	12,500,000
12,500,000	4.30	08/18/2000	12,500,000
5,000,000	4.40	09/08/2000	5,000,000

			$96,150,000

Texas—18.8%

Belton IDRB VRDN RB for H.E. Butt Grocery Co. Series 1993 (Chase Bank of Texas LOC) (P-1)
$ 2,300,000	4.70%	07/05/2000	$ 2,300,000

Brazos River Authority PCRB for Pharmacia Corp. Series 1990 (P-1)
5,300,000	4.90	07/05/2000	5,300,000

Brazos River Authority PCRB for Pharmacia Corp. Series 1994 (P-1)
5,100,000	4.90	07/05/2000	5,100,000

Brazos Texas Harbor IDA for Pharmacia Corp. Series 1991 (P-1)
3,500,000	4.90	07/05/2000	3,500,000

City of Houston Series C
6,000,000	4.60	10/12/2000	6,000,000

City of Houston Water & Sewer Series A (A-1+/P-1)
10,000,000	4.10	08/24/2000	10,000,000
7,400,000	4.42	10/02/2000	7,400,000
10,000,000	4.70	10/12/2000	10,000,000

City of San Antonio Electric & Gas System Series 1997 SG 105 (A-1+c)
36,800,000	4.85	07/06/2000	36,800,000

Coastal Bend Health Facilities Development Corp. Incarnate Word Health System RB Series 1998 B (AMBAC) (P-1/VMIG1)
12,600,000	4.95	07/05/2000	12,600,000

Dallas Area Rapid Transportation AMT VRDN RB for North Central Light RL Notes Series 2000 (A-1+/VMIG1)
2,300,000	4.75	07/05/2000	2,300,000

Fort Worth Refunding Series 1996 A (AA/Aa2)
4,000,000	6.00	03/01/2001	4,042,473

Harris County GO RB Toll Road Series 1994 D (A-1+/VMIG1)
7,260,000	4.70	07/05/2000	7,260,000

Harris County GO RB Toll Road Series 1994 G (A-1+/VMIG1)
20,000,000	4.75	07/05/2000	20,000,000

Harris County GO RB Toll Road Series 1994 H (A-1+/VMIG1)
20,400,000	4.75	07/05/2000	20,400,000

Harris County GO VRDN RB Toll Road Series 1994 B (A-1+/VMIG1)
20,000,000	4.70	07/05/2000	20,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio    (continued)

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Texas (continued)

Harris County GO VRDN RB Toll Road Series 1994 E (A-1+/VMIG1)
$ 4,400,000	4.70%	07/05/2000	$ 4,400,000

Harris County Health Facilities Development Corp. RB for Methodist Hospital Series 1997 (A-1+)
2,800,000	4.55	07/03/2000	2,800,000

Harris County Health Facilities Development Corp. RB for St. Luke’s Episcopal Hospital Series 1997 A (A-1+)
19,910,000	4.55	07/03/2000	19,910,000

Harris County Health Facilities Development Corp. RB VRDN for Methodist Hospital Series 1994 (A-1+)
24,800,000	4.55	07/03/2000	24,800,000

Harris County Health Facilities Development Corp. RB VRDN St. Luke’s Episcopal Hospital Series 1997 B (A1+)
8,200,000	4.55	07/03/2000	8,200,000

San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
4,900,000	4.10	08/11/2000	4,900,000
2,000,000	4.75	08/11/2000	2,000,000
15,000,000	4.35	08/22/2000	15,000,000
8,600,000	4.15	09/13/2000	8,600,000

State of Texas TRANS Series 1999 A (SP-1+/MIG1)
74,800,000	4.50	08/31/2000	74,881,781

Tarrant County Water Control & Improvement District No. 001 RB for Refunding & Improvement Series 1992 A/(Aaa)
2,500,000	6.00	03/01/2001	2,525,723

Texas A&M University, Board of Regents CP Notes Series B (A-1+/P-1)
5,000,000	4.25	09/12/2000	5,000,000

Texas Public Finance Authority Series 1993 A (A-1+/P-1)
7,500,000	4.38	07/24/2000	7,500,000
10,000,000	4.55	07/25/2000	10,000,000
8,500,000	4.70	07/26/2000	8,500,000
7,900,000	4.35	08/08/2000	7,900,000
6,000,000	4.05	08/09/2000	6,000,000

University of Texas System, Board of Regents CP Notes Series A (A-1+/P-1)
10,000,000	4.40	08/28/2000	10,000,000

			$395,919,977

Utah—3.4%

Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (A-1+/VMIG1)
$ 7,000,000	4.80%	07/05/2000	$ 7,000,000

Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (A-1+/VMIG1)
7,390,000	4.80	07/05/2000	7,390,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Utah (continued)

Intermountain Power Agency Power Supply Refunding VRDN RB Series 1985 E (AMBAC) (A-1+/VMIG1)
$13,250,000	4.10%	08/08/2000	$13,250,000

Intermountain Power Agency Series 1985E (AMBAC) (A-1+/VMIG1)
2,000,000	4.50	07/03/2000	2,000,000
5,500,000	4.25	08/28/2000	5,500,000

State of Utah GO Highway Bonds Series 1999 D (A-1+/VMIG1)
25,500,000	4.55	07/06/2000	25,500,000

Utah State Series 1999 C (A-1+/VMIG1)
9,500,000	4.55	07/06/2000	9,500,000
Utah State GO Series 1998 A (AAA/Aaa)
2,400,000	5.00	07/01/2001	2,415,054

			$72,555,054

Virginia—0.9%

Fairfax County IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
$12,500,000	4.90%	07/05/2000	$12,500,000

Roanoke IDA Hospital RB for Roanoke Memorial Hospitals Series 1995 A (A-1/VMIG1)
1,454,000	4.55	07/03/2000	1,454,000

Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (VMIG1)
2,900,000	4.75	07/05/2000	2,900,000

Virginia Commonwealth Transportation Board RB US Route 58 Corridor Development PG-B Series 1999 B (AA+/Aa1)
2,000,000	5.00	05/15/2001	2,010,426

			$18,864,426

Washington—2.2%

King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust Series 97 (A-1+c)
$10,000,000	4.87%	07/06/2000	$10,000,000

King County Sewer RB CP Series A (A-1/P-1)
7,000,000	4.05	08/11/2000	7,000,000
11,200,000	4.10	08/14/2000	11,200,000

State of Washington Eagle Tax Exempt Trust Series 2000 Class A COPS (A-1+c)
8,000,000	4.87	07/06/2000	8,000,000

Washington Public Power Supply System Nuclear Project No. 1 Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
10,000,000	4.70	07/05/2000	10,000,000

			$46,200,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Wisconsin—2.4%

Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1+c)
$15,085,000	4.87%	07/06/2000	$ 15,085,000

Wisconsin Health & Educational Facilities Authority VRDN RB for Wheaton Franciscan Services Series 1997 (Toronto Domion Bank LOC) (A-1+/VMIG1)
27,100,000	4.90	07/06/2000	27,100,000

Wisconsin State GO Refunding (AA/Aa2)
4,400,000	5.80	05/01/2001	4,450,335

Wisconsin State Health Facilities Authority RB for Franciscan Health Care, Inc. Series 1985 A-2 (Toronto Dominion Bank) (A1+/VMIG1)
3,400,000	4.95	07/05/2000	3,400,000

			$ 50,035,335

Wyoming—1.7%

Kemmerer PCRB Exxon Project (A-1+)
$ 1,600,000	4.50%	07/03/2000	$ 1,600,000

Sweetwater County PCRB for Pacificorp Project Series 1990 A (Commerzbank LOC) (VMIG1)
9,400,000	4.70	07/05/2000	9,400,000

Uinta County PCRB Refundable for the Chevron USA, Inc. Project Series 1993 (P-1)
5,300,000	4.40	07/03/2000	5,300,000

Wyoming Education Fund TRANS Series 2000 B (SP-1+)
20,000,000	5.25 >	06/27/2001	20,168,800

			$ 36,468,800

Total Investments			$2,160,486,325

>Forward commitments.

Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California—105.4%

Alameda County TRANS Series 1999 (SP-1+/MIG1)
$ 4,000,000	4.00%	07/07/2000	$ 4,000,431

Alameda County TRANS Series 2000 (SP-1+/MIG1)
$10,000,000	5.00%>	07/02/2001	$10,066,300

Alameda-Contra Costa Schools Financing Authority VRDN for Capital Improvement Financing Project Series F (KBC Bank LOC) (A-1+)
5,160,000	4.40	07/06/2000	5,160,000

California Community College Financing Authority TRANS Series 1999 C (FSA) (SP-1+/P-1)
8,695,000	4.00	09/29/2000	8,706,017

California Educational Facilities Authority Adjustable RB for California Institute of Technology Series 1994 (A-1+/VMIG1)
5,000,000	4.30	07/06/2000	5,000,000

California Health Facilities Financing Authority Insured Variable Rate Hospital RB for Adventist Health System/West Series 1998 A (MBIA) (A-1+/VMIG1)
1,000,000	4.00	07/03/2000	1,000,000

California Health Facilities Financing Authority Insured Variable Rate Hospital RB for Adventist Health System/West Series 1998 C (MBIA) (A-1+/VMIG1)
1,500,000	4.00	07/03/2000	1,500,000

California Pollution Control Financing Authority Adjustable PCRB for Pacific Gas & Electric Co. Series 1997 A (Toronto Dominion Bank LOC) (A-1+)
23,000,000	4.00	07/03/2000	23,000,000

California Pollution Control Financing Authority Adjustable PCRB for Southern California Edison Co. Series 1986 A (A-1/VMIG1)
9,300,000	4.40	07/03/2000	9,300,000

California Pollution Control Financing Authority Adjustable PCRB for Southern California Edison Co. Series 1986 C (A-1/VMIG1)
4,800,000	4.40	07/03/2000	4,800,000

California Pollution Control Financing Authority Adjustable PCRB for Southern California Edison Co. Series 1986 D (A-1/VMIG1)
4,000,000	4.40	07/03/2000	4,000,000

California Pollution Control Financing Authority PCRB for Pacific Gas & Electric Co. Series 1996 F (Banque Nationale de Paris SA LOC) (A-1+)
33,600,000	4.00	07/03/2000	33,600,000

California Pollution Control Financing Authority RB for Shell Oil Series 1991 A (A-1+/VMIG1)
200,000	4.10	07/03/2000	200,000
1,700,000	4.10	07/03/2000	1,700,000
1,400,000	4.10	07/03/2000	1,400,000

California Pollution Control Financing Authority RB for Shell Oil Series 1991 B (A-1+/VMIG1)
3,600,000	4.10	07/03/2000	3,600,000

California Pollution Control Financing Authority PCRB for Pacific Gas & Electric Co. Series 1996 E (Morgan Guaranty Trust Co. of New York LOC) (A-1+/VMIG1)
12,500,000	4.35	07/03/2000	12,500,000
Principal Amount	Interest Rate		Maturity Date	Amortized Cost

California (continued)

California School Cash Reserve Program Authority Pool Bonds Series 1999 A (AMBAC)(SP-1+/MIG1)
$15,000,000	4.00%		07/03/2000	$15,000,402

California School Cash Reserve Program Pool Bonds Series 2000 A (AMBAC)(SP-1+/MIG1)
$10,000,000	5.25	%>	07/03/2001	$10,093,900

California State PT 1001 Series 1997 (A-1+)
18,870,000	4.42		07/06/2000	18,870,000

California State Series 1997 (FGIC) (A-1+)
22,000,000	4.50		07/05/2000	22,000,000

California State GO Tax-Exempt CP Program (A-1+/P-1)
5,500,000	4.20		08/10/2000	5,500,000

California Statewide Communities Development Authority TRANS Series 1999 C-1 (FSA)(SP-1+/MIG1)
3,400,000	4.00		09/29/2000	3,404,214

California Statewide Communities Development Authority TRANS Series 2000 A (FSA)(SP-1+/MIG1)
11,400,000	5.25	%>	06/29/2001	11,505,336

Chula Vista IDRB for San Diego Gas & Electric Co. Series 1996 A (A-1/VMIG1)
9,250,000	3.50		07/03/2000	9,250,000

East Bay Municipal Utility District Water & Waste Water CP Notes (A-1+/P-1)
5,000,000	3.35		08/10/2000	5,000,000
7,800,000	3.60		08/23/2000	7,800,000

Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank LOC) (A-1+)
3,800,000	4.40		07/06/2000	3,800,000

Fremont VRDN MF Hsg. RB for Creekside Village Apartments Series 1985 D (KBC Bank LOC) (VMIG1)
14,400,000	4.35		07/06/2000	14,400,000

Fresno County Adjustable PCRB Series 2000 A (FGIC) (A-1+/VMIG1)
6,500,000	4.30		07/05/2000	6,500,000

Huntington Beach MF Hsg. RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
13,000,000	4.50		07/05/2000	13,000,000

Huntington Beach MF Hsg. RB for Seabridge Villas Series 1985 A (VMIG1)
7,100,000	4.00		07/03/2000	7,100,000

Irvine Ranch Water District Consolidated Refunding GO RB Series 1993 A (Bank of America LOC) (A-1+/VMIG1)
16,000,000	4.30		07/03/2000	16,000,000

Irvine Ranch Water District Consolidated Refunding GO RB Series 1993 B (Toronto Dominion Bank LOC) (A-1+/VMIG1)
3,300,000	4.30		07/03/2000	3,300,000

Irvine Ranch Water District VRDN Consolidated Refunding GO Series 1989 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
7,000,000	4.30		07/03/2000	7,000,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

California (continued)

Kern County 2000 TRANS (SP-1+)
11,000,000	5.00	>	07/02/2001	11,075,240

Kings County Housing Authority VRDN MF Hsg. Refunding for Edgewater Series 1996 A (Wells Fargo Bank LOC) (VMIG1)
6,555,000	4.30		07/06/2000	6,555,000

Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point Apartment Series 1998 A (FNMA) (A-1)
$ 6,250,000	4.25%		07/06/2000	$ 6,250,000

Los Angeles County Adjustable RB for the Department of Water & Power Electric Plant Second Issue Series 2000 E (A-1+/VMIG1)
36,800,000	4.25		07/06/2000	36,800,000

Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
9,311,000	4.25		07/06/2000	9,311,000

Los Angeles County Housing Authority Variable Rate MF Hsg.Refunding RB for Malibu Meadows Project II Series 1998 C (FNMA) (A-1+)
7,149,000	4.25		07/06/2000	7,149,000

Los Angeles County Metro TRANS Sales Tax Revenue RB Series 1993 A (MBIA) (A-1/VMIG1)
26,255,000	4.25		07/06/2000	26,255,000

Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 A (AMBAC) (A-1+/VMIG1)
10,000,000	4.30		07/05/2000	10,000,000

Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 B (AMBAC) (A-1+/VMIG1)
15,700,000	4.30		07/05/2000	15,700,000

Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 C (AMBAC) (A-1+/VMIG1)
13,700,000	4.30		07/05/2000	13,700,000

Los Angeles County Schools TRANS Series 1999 B (FSA) (SP-1+)
15,000,000	4.00		09/29/2000	15,021,371

Los Angeles County Schools TRANS Series 2000 A (FSA) (SP-1+)
4,000,000	5.00	%>	07/02/2001	4,027,920

Los Angeles County TRANS Series 2000 A (SP-1+/MIG1)
10,500,000	5.00	%>	06/29/2001	10,584,735

Los Angeles Waste Water Systems Revenue (Morgan Guaranty Trust/UBS) (A-1+/P-1)
4,000,000	3.35		08/10/2000	4,000,000
1,500,000	4.10		08/31/2000	1,500,000

Metropolitan Water District Southern California Adjustable Authorization RB Series 1997 B (A-1+/VMIG1)
13,500,000	4.20		07/06/2000	13,500,000

Metropolitan Water District Southern California Adjustable Authorization RB Series 1998 C (A-1+/VMIG1)
2,000,000	4.15		07/06/2000	2,000,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California (continued)

Metropolitan Water District Southern California Adjusted RB Series 1999 B (A-1+/VMIG1)
2,000,000	4.20	07/06/2000	2,000,000

Metropolitan Water District Southern California Series B (A-1+/P-1)
10,000,000	4.20	08/01/2000	10,000,000

MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997 D (MBIA) (A-1+/VMIG1)
21,100,000	4.25	07/06/2000	21,100,000

MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997 E (MBIA) (A-1+/VMIG1)
$16,200,000	4.30%	07/06/2000	$16,200,000

Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1992 (A-1+/VMIG1)
10,800,000	4.25	07/03/2000	10,800,000

Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 B (A-1+/VMIG1)
4,000,000	4.25	07/03/2000	4,000,000

Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 B (A-1+/VMIG1)
15,000,000	4.70	07/05/2000	15,000,000

Oakland Joint Powers Financing Authority Lease VRDN RB Series 1998 A2 (FSA) (A-1+/VMIG1)
2,000,000	4.25	07/06/2000	2,000,000

Orange County VRDN Apartment Development RB for Hidden Hills Development Corp. Series 1985 C (FHLMC) (VMIG1)
5,000,000	4.75	07/04/2000	5,000,000

Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FNMA) (VMIG1)
600,000	4.75	07/04/2000	600,000

Orange County VRDN Apartment Development RB for Seaside Meadow Series 1984 C (KBC Bank N.V. LOC) (VMIG1)
24,000,000	4.35	07/06/2000	24,000,000

Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon Apartment Series 1997 A (FNMA) (A-1+)
7,635,000	4.50	07/05/2000	7,635,000

Orange County VRDN Apartment Development RB Refunding for Park Ridge Villas Series 1998 (FNMA) (A-1+/VMIG1)
9,000,000	4.35	07/06/2000	9,000,000

Palo Alto Unified School District Series 1997 SGA 53 (A-1+)
9,830,000	4.48	07/05/2000	9,830,000

Sacramento County COPS for Administration Center and Courthouse Project Series 1990 (UBS AG) (A-1+/VMIG1)
23,440,000	4.35	07/06/2000	23,440,000

Sacramento County Housing Authority VRDN MF Hsg. Refunding RB for Stone Creek Apartments Series 1997 (FNMA) (A-1+)
8,450,000	4.25	07/06/2000	8,450,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio    (continued)

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

California (continued)

San Bernardino County VRDN MF Hsg. Refunding RB for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
14,000,000	4.25	07/06/2000	14,000,000

San Diego Certificates of Undivided Interest PT 1076 Series 1998 (FGIC) (A-1+)
15,685,000	4.42	07/06/2000	15,685,000

San Diego County California Transport Commission CP Notes Series A
10,000,000	3.35	08/09/2000	10,000,000

San Diego County Water Authority Series 1 (A-1/P-1)
$ 5,000,000	3.35%	08/11/2000	$ 5,000,000

San Francisco City & County Housing Authority VRDN MF Hsg. RB Series 1985 D (Banque Nationale Paris LOC) (A-1+)
7,000,000	4.30	07/05/2000	7,000,000

Santa Barbara County School Financing Authority TRANS Series 2000 (MIG1)
8,400,000	5.00 >	06/29/2001	8,458,128

Southern California Public Power Authority Power Project Subordinate Refunding RB for Palo Verde Series 1996 B (AMBAC) (A-1+/VMIG1)
8,000,000	4.30	07/05/2000	8,000,000

Southern California Public Power Authority VRDN Refunding RB for Southern Transmission Project Series 1991 (AMBAC) (A-1+/VMIG1)
9,400,000	4.30	07/05/2000	9,400,000

Southern Public Power Authority Refunding RB for Palo Verde Project Series 1996C (AMBAC) (A-1+/VMIG1)
7,000,000	4.30	07/05/2000	7,000,000

Triunfo County Sanitation District Variable Rate RB Series 1994 (A-1)
4,410,000	4.45	07/05/2000	4,410,000

University California Revenues Series A (A-1+/P-1)
10,300,000	4.00	10/10/2000	10,300,000
5,500,000	4.10	10/11/2000	5,500,000
11,700,000	4.20	10/12/2000	11,700,000

West Basin California Municipal Water District Adjustable COPS VRDN for Phase II Recycled Water Project Series 1997 B (Bayerische Hypo- und Vereinsbank) (VMIG1)
12,000,000	4.25	07/05/2000	12,000,000

			$799,993,994

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Puerto Rico—2.5%

Puerto Rico Government Development Bank (CP Program) (A-1+)
$5,000,000	3.35%	08/25/2000	$ 5,000,000
7,000,000	3.40	09/22/2000	7,000,000
5,000,000	4.20	10/31/2000	5,000,000

Puerto Rico Government Development Bank VRDN Series 1985 (MBIA) (A-1+)
2,000,000	4.60	07/05/2000	2,000,000

			$ 19,000,000

Total Investments			$818,993,994

The accompanying notes are an integral part of these financial statements.

>	Forward commitments.

Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

New York—101.1%

Brentwood Union Free School District TANS Series 2000 (MIG1)
$ 5,000,000	5.00	%>	06/29/2001	$5,030,200

City of Yonkers Civic Facility IDA RB Adjustment for Consumers Union Facility Series 1991 (Dexia Credit Local de France LOC) (VMIG1)
2,500,000	4.65		07/05/2000	2,500,000

City of Yonkers Civic Facility IDA RB for Consumers Union Facility Series 1989 (Dexia Credit Local de France LOC) (VMIG1)
2,638,000	4.65		07/05/2000	2,638,000

Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (A-1+/VMIG1)
4,600,000	4.65		07/05/2000	4,600,000

Lindenhurst Union Free School TANS Series 2000 (MIG1)
3,500,000	5.00	>	06/28/2001	3,519,390

Long Island Power Authority Electric System VRDN RB Series 1 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
7,000,000	4.65		07/05/2000	7,000,000

Long Island Power Authority Electric System VRDN RB Series 1998 2 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
3,500,000	4.40		07/05/2000	3,500,000

Long Island Power Authority Electric System VRDN RB Series 4 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
2,000,000	4.05		08/11/2000	2,000,000
3,500,000	4.15		09/13/2000	3,500,000

Metropolitan Transportation Dedicated Tax Fund Floats PA # 656 (FGIC) (A-1+(c))
1,000,000	4.82		07/06/2000	1,000,000

Municipal Assistance Corp. RB for the City of New York Series 1996 E (AA-/Aa2)
4,550,000	5.50		07/01/2000	4,550,000

Municipal Assistance Corp. RB for the City of New York Series 1998 M (AA/Aa2)
3,000,000	5.00		07/01/2000	3,000,000

Nassau County IDA Civic Facility & Improvement RB for Cold Spring Harbor Laboratory Series 1999 (A-1+)
10,850,000	4.45		07/03/2000	10,850,000

New York City Adjustment GO VRDN Series 1992 D (FGIC) (A-1+/VMIG1)
3,500,000	4.65		07/05/2000	3,500,000

New York City GO Escrowed to Maturity Series 1994 E (U.S. Treasury Bond) (Aaa)
4,905,000	6.10		08/01/2000	4,914,692
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)

New York City GO Prerefunded Series 1992 H (U.S. Treasury Bond) (AAA)
$4,275,000	6.90%	02/01/2001	$4,344,492

New York City GO VRDN Series 1994 B-2 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
700,000	4.75	07/01/2000	700,000

New York City GO VRDN Series 1994 E-2 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
250,000	4.55	07/03/2000	250,000

New York City Health & Hospital Corp. Health System Bonds RB Series 1997 C (Toronto Dominion) (A-1+/VMIG1)
3,770,000	4.35	07/05/2000	3,770,000

New York City Health & Hospital Corp. Health System Bonds RB Series 1997 D (Bank of Nova Scotia) (A-1+/VMIG1)
1,480,000	4.40	07/05/2000	1,480,000

New York City Health & Hospital Corp. VRDN Health System Bonds Series 1997 B (Canadian Imperial Bank of Commerce LOC) (A-1+/VMIG1)
7,675,000	4.35	07/05/2000	7,675,000

New York City IDA VRDN Civic Facility Revenue for the National Audubon Society Series 1989 (Dexia Credit Local LOC) (A1+)
4,800,000	4.40	07/03/2000	4,800,000

New York City Municipal Water & Sewer System Revenue VRDN Series 2000 C (A-1+/VMIG1)
2,000,000	4.50	07/03/2000	2,000,000

New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Series 1994 G (FGIC) (A-1+/VMIG1)
1,200,000	4.40	07/03/2000	1,200,000

New York City Municipal Water Finance Authority VRDN Series 1993 C (FGIC) (A-1+/VMIG1)
1,200,000	4.45	07/03/2000	1,200,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Series 1995 A (FGIC) (A-1+/VMIG1)
1,000,000	4.75	07/03/2000	1,000,000

New York City Municipal Water Finance Authority Water & Sewer System VRDN Series 1994 C (FGIC) (A-1+/VMIG1)
1,200,000	4.45	07/03/2000	1,200,000

New York City Transitional Finance Authority Eagle Trust Class A (A-1)
1,000,000	4.84	07/06/2000	1,000,000

New York City Transitional Finance Authority Future Tax Secured Bonds Series 1999 A-1 (A-1+/VMIG1)
9,295,000	4.65	07/05/2000	9,295,000

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)

New York City Trust for Resources for American Museum of National History Series 1999 B (AMBAC) (Aaa)
$ 3,000,000	3.70%	07/01/2000	$3,000,000

New York City Trust for Resources Multi-Mode Bonds for Solomon Guggenheim Foundation VRDN Series 1990 B (Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
4,605,000	4.40	07/03/2000	4,605,000

New York State Dormitory Authority RB VRDN for Cornell University Series 1990 B (Morgan Guaranty Trust) (A-1+/VMIG1)
9,750,000	4.45	07/03/2000	9,750,000

New York State Dormitory Authority RB VRDN for the Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
6,315,000	4.30	07/05/2000	6,315,000

New York State Energy & Research Development Authority PCRB VRDN for Orange & Rockland Utilities Series 1994 A (FGIC) (A-1+/VMIG1)
1,000,000	4.45	07/05/2000	1,000,000

New York State Energy & Research Development Authority PCRB VRDN for Rochester Gas & Electric Corp. Series 1997 B (MBIA) (Credit Suisse First Boston) (A1+/VMIG1)
5,000,000	4.50	07/05/2000	5,000,000

New York State Energy & Research Development Authority PCRB VRDN for Rochester Gas & Electric Corp. Series 1997 C (MBIA) (Credit Suisse First Boston) (A1+/VMIG1)
4,000,000	4.45	07/05/2000	4,000,000

New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corp. Series 1994 C (Morgan Guaranty Trust) (A-1+/VMIG1)
2,200,000	4.50	07/03/2000	2,200,000

New York State Energy Research & Development Authority PCRB for Rochester Gas & Electric Corp. Series 1997 A (MBIA) (Credit Suisse First Boston SPA) (A-1+/VMIG1)
5,800,000	4.35	07/05/2000	5,800,000

New York State Energy Research & Development Authority PCRB VRDN for Orange & Rockland Utilities Series 1995 A (AMBAC) (A-1+/VMIG1)
2,400,000	4.45	07/05/2000	2,400,000

New York State Energy Research & Development Authority PCRB CP for New York State Electric & Gas Corp. Series 1994 B (Mellon Bank) (A-1+/VMIG1)
13,200,000	4.45	07/03/2000	13,200,000

New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank) (A-1+(c))
6,650,000	4.84	07/06/2000	6,650,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)

New York State Environmental GO Series 1998 G (A-1+/VMIG1)
$5,000,000	3.90%	10/05/2000	$5,000,000

New York State GO Series 1992 (A+/A2)
1,000,000	7.50	11/15/2000	1,012,534

New York State GO Series 1995 B (A+/A2)
2,200,000	6.38	08/15/2000	2,206,254

New York State GO VRDN (Dexia Credit Local LOC) (A-1+/VMIG1)
2,000,000	4.05	08/09/2000	2,000,000

New York State Housing Finance Agency RB for State University Construction Series 1973 A (U.S. Treasury Bond) (AAA/Aaa)
1,800,000	5.80	11/01/2000	1,812,429

New York State Housing Finance Agency RB VRDN for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
6,000,000	4.40	07/05/2000	6,000,000

New York State Housing Finance Agency RB VRDN for Talleyrand Crescent Housing Series 1999 A (Fleet National Bank LOC) (VMIG1)
8,000,000	4.60	07/05/2000	8,000,000

New York State Housing Finance Agency RB Service Contract Obligation Revenue Series 1991 A (U.S. Treasury Bond) (AAA/Aaa)
5,000,000	7.80	03/15/2001	5,207,906

New York State Housing Finance Agency RB VRDN AMT Tribeca Park Series 1997(Fannie Mae LOC) (VMIG1)
8,700,000	4.45	07/05/2000	8,700,000

New York State Housing Finance Agency Revenue RB VRDN AMT for 101 West End Avenue Housing Series 2000 A (Fleet Bank, N.A. LOC) (VMIG1)
3,000,000	4.70	07/05/2000	3,000,000

New York State Housing Finance Agency Revenue RB VRDN for 150 East 44th Street Housing Series 2000 A (Fleet Bank, N.A. LOC) (VMIG1)
1,000,000	4.70	07/05/2000	1,000,000

New York State Housing Finance Agency Revenue RB VRDN for 750 6th Avenue Housing Series 1998 A (Fleet Bank LOC) (VMIG1)
2,000,000	4.70	07/05/2000	2,000,000

New York State Local Government Assistance Corp. RB VRDN Series 1995 B (Bank of Nova Scotia LOC) (A-1+/VMIG1)
8,975,000	4.30	07/05/2000	8,975,000

New York State Local Government Assistance Corp. RB VRDN Series 1995 C (Landesbank Hessen-Thueringen Girozentrale) (A-1+/VMIG1)
4,500,000	4.30	07/05/2000	4,500,000

New York State Local Government Assistance Corp. RB VRDN Series 1995 F (Toronto Dominion Bank LOC) (A-1+/VMIG1)
5,200,000	4.30	07/05/2000	5,200,000

The accompanying notes are an integral part of these financial statements.
Statement of Investments

ILA Tax-Exempt New York Portfolio     (continued)

June 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)

New York State Local Government Assistance Corp. RB VRDN Series 1995 G (Bank of Nova Scotia LOC) (A-1/VMIG1)
$3,400,000	4.40%	07/05/2000	$ 3,400,000

New York State VRDN Series 2000 A (Dexia Credit Local LOC) (A-1+/VMIG1)
6,000,000	4.40	02/08/2001	6,000,000

Oswego County IDA PCRB Series 1992 for Phillip Morris Companies (A-1/P-1)
1,000,000	4.75	07/05/2000	1,000,000

Port Authority New York & New Jersey Special Obligation RB VRDN Versatile Structure Obligation Series 1994 2 Morgan Guaranty Trust Company of New York (A1+/VMIG1)
6,700,000	4.30	07/03/2000	6,700,000

Port Authority New York & New Jersey Special Obligation RB VRDN Versatile Structure Obligation Series 1997 OB-6 (Bank of Nova Scotia) (A-1+/VMIG1)
1,600,000	4.40	07/03/2000	1,600,000

Rensselaer County IDA RB for Rensselaer Polytechnic Institute Civic Facilities Series 1997 A (VMIG1)
4,140,000	4.70	07/06/2000	4,140,000

Suffolk County GO Public Improvement Series 2000 A (MBIA) (AAA/Aaa)
2,320,000	5.50	05/01/2001	2,336,732

Triborough Bridge & Tunnel Authority Series 1999 C (AMBAC) (A-1+/VMIG1)
2,000,000	4.25	07/06/2000	2,000,000

Triborough Bridge & Tunnel Authority RB Series 1991 U (U.S. Treasury Bond) (AAA/Aaa)
2,000,000	6.88	01/01/2001	2,066,890

			$259,794,519

Puerto Rico—1.4%

Puerto Rico Government Development Bank VRDN Series 1985 (MBIA) (A-1+/VMIG1)
$3,600,000	4.60%	07/05/2000	$ 3,600,000

Total Investments			$263,394,519

>Forward Commitments.

Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BANS	—Bond Anticipation Notes
COPS	—Certificates of Participation
CP	—Commercial Paper
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
FSA	—Insured by Financial Security Assistance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MF Hsg.	—Multi-Family Housing
NRU	—National Rural Utilities Cooperation Finance Corp.
PCRB	—Pollution Control Revenue Bond
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
TANS	—Tax Anticipation Notes
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities

June 30, 2000 (Unaudited)

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

Assets:
Investment in securities, at value based on amortized cost	$1,156,040,070	$2,232,365,509	$ 254,084,437
Cash	52,858	30,470	50,216
Receivables:
Interest	6,018,173	9,008,422	586,422
Fund shares sold	5,514	1,421	—
Reimbursement from adviser	—	—	22,105
Other assets	1,429	8,192	72

Total assets	1,162,118,044	2,241,414,014	254,743,252

Liabilities:
Payables:
Investment securities purchased	—	24,999,875	—
Income distribution	1,362,207	753,015	403,200
Fund shares repurchased	465	—	—
Amounts owed to affiliates	374,287	695,134	80,601
Accrued expenses and other liabilities	128,360	217,058	41,400

Total liabilities	1,865,319	26,665,082	525,201

Net Assets:
Paid–in capital	1,160,252,725	2,214,748,932	254,218,051
Accumulated undistributed net investment income	—	—	—
Accumulated net realized loss on investment transactions	—	—	—

Net Assets	$1,160,252,725	$2,214,748,932	$ 254,218,051

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Units/Shares outstanding:
ILA units	847,501,813	1,788,758,809	192,155,039
ILA Administration units	46,578,550	22,919,972	3,865,138
ILA Service units	107,723,738	357,783,718	57,078,362
ILA Class B units	14,026,293	—	—
ILA Class C units	6,588,943	—	—
Cash Management shares	137,833,388	45,286,433	1,063,878

Total units/shares of beneficial interest outstanding, $.001 par value (unlimited number of shares authorized)	1,160,252,725	2,214,748,932	254,162,417

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$727,956,704	$455,872,843	$4,199,752,376	$2,160,486,325	$818,993,994	$263,394,519
38,108	19,950	75,968	932,959	1,314,175	476,688

1,576,536	6,988,190	20,579,698	16,329,469	4,611,397	1,732,930
—	—	2,741	539	—	—
—	9,885	—	—	—	—
2,458	2,645	13,945	13,564	12,709	980

729,573,806	462,893,513	4,220,424,728	2,177,762,856	824,932,275	265,605,117

—	—	—	69,511,020	65,811,559	8,549,589
2,104,623	524,486	2,485,884	646,328	173,839	42,524
—	—	—	—	—	—
223,480	140,224	1,389,517	675,300	243,747	84,095
116,067	130,366	139,379	62,424	31,028	3,371

2,444,170	795,076	4,014,780	70,895,072	66,260,173	8,679,579

727,129,636	462,098,437	4,216,409,948	2,107,027,621	758,707,098	256,928,465
—	—	—	—	—	—
—	—	—	(159,837)	(34,996)	(2,927)

$727,129,636	$462,098,437	$4,216,409,948	$2,106,867,784	$758,672,102	$256,925,538

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

359,889,619	273,779,419	3,915,600,612	2,022,399,866	734,080,977	212,721,751
14,830,637	31,944,088	19,486,727	49,904,228	17,637,980	43,903,392
352,409,380	156,374,930	281,322,609	14,601,405	182,131	1,613
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	20,066,175	6,725,023	301,709

727,129,636	462,098,437	4,216,409,948	2,106,971,674	758,626,111	256,928,465

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations

For the Six Months Ended June 30, 2000 (Unaudited)

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

Investment income:
Interest income	$40,133,788	$63,542,487	$8,217,518

Expenses:
Management fees	2,286,150	3,594,603	480,452
Administration share fees	31,425	6,099	4,556
Service share fees	176,440	722,747	134,765
Cash Management share fees	532,783	5,171	1,495
Transfer agent fees (a)	261,470	410,811	54,909
Distribution and service fees (b)	114,519	—	—
Custodian fees	71,773	106,855	33,887
Registration fees	61,607	87,327	40,221
Professional fees	20,943	21,366	20,791
Trustee fees	3,794	3,936	3,794
Other	31,848	19,933	19,328

Total expenses	3,592,752	4,978,848	794,198
Less—expenses reductions	(230,451)	(3,688)	(58,263)

Net expenses	3,362,301	4,975,160	735,935

Net investment income	36,771,487	58,567,327	7,481,583

Net realized gain (loss) on investment transactions	8,166	563	3,312

Net increase in net assets resulting from operations	$36,779,653	$58,567,890	$7,484,895

(a)  The following Portfolios had transfer agency fees of:

Portfolio	ILA units	Administration units	Service units	Class B units	Class C units	CMS shares
Prime Obligations	$209,396	$8,492	$17,684	$3,000	$1,587	$21,311
Money Market	336,668	1,626	72,298	—	—	219
Government	40,157	1,215	13,477	—	—	60
Treasury Obligations	72,575	4,794	50,298	—	—	—
Treasury Instruments	50,134	8,993	25,037	—	—	—
Federal	778,403	522	56,163	—	—	—
Tax-Exempt Diversified	388,405	6,205	3,507	—	—	200
Tax-Exempt California	156,811	2,431	1,823	—	—	11
Tax-Exempt New York	39,957	6,133	—	—	—	3

(b)  Class B and Class C units for ILA Prime Obligations Portfolio had distribution and service fees of $74,930 and $39,589, respectively.

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$18,909,775	$11,770,144	$125,548,413	$39,108,813	$13,331,091	$4,412,769

1,117,088	736,437	7,307,017	3,485,272	1,409,421	403,319
17,978	33,723	1,958	23,269	9,115	22,998
502,953	250,349	561,607	35,068	18,232	—
—	—	—	4,683	264	63
127,667	84,164	835,088	398,317	161,076	46,093
—	—	—	—	—	—
46,884	52,237	141,242	133,382	60,020	26,191
13,645	26,918	85,986	80,202	94,222	4,669
20,558	21,294	21,113	22,147	20,467	20,474
3,794	3,794	4,157	4,010	3,860	3,794
14,560	17,425	32,994	26,824	16,054	14,121

1,865,127	1,226,341	8,991,162	4,213,174	1,792,731	541,722
(1,313)	(29,087)	(2,705)	(100,239)	(44,710)	(18,571)

1,863,814	1,197,254	8,988,457	4,112,935	1,748,021	523,151

17,045,961	10,572,890	116,559,956	34,995,878	11,583,070	3,889,618

2,031	151,564	2,410	(13,882)	(4,347)	—

$17,047,992	$10,724,454	$116,562,366	$34,981,996	$11,578,723	$3,889,618

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2000 (Unaudited)

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

From operations:
Net investment income	$ 36,771,487	$ 58,567,327	$ 7,481,583
Net realized gain (loss) on investment transactions	8,166	563	3,312

Net increase in net assets resulting from operations	36,779,653	58,567,890	7,484,895

Distributions to unit/shareholders:
From net investment income
ILA units	(29,876,029)	(48,607,500)	(5,586,713)
ILA Administration units	(1,177,665)	(230,966)	(163,169)
ILA Service units	(2,371,143)	(9,697,675)	(1,727,433)
ILA Class B units	(354,103)	—	—
ILA Class C units	(187,922)	—	—
Cash Management shares	(2,812,791)	(31,749)	(7,580)

Total distributions to unit/shareholders	(36,779,653)	(58,567,890)	(7,484,895)

From share transactions:
Proceeds from sales of unit/shares	4,572,081,747	6,455,632,162	573,812,218
Reinvestment of dividends and distributions	28,228,771	54,254,326	5,262,208
Cost of unit/shares repurchased	(4,695,873,193)	(6,032,797,667)	(613,365,273)

Net increase (decrease) in net assets resulting from unit/share transactions	(95,562,675)	477,088,821	(34,290,847)

Total increase (decrease)	(95,562,675)	477,088,821	(34,290,847)
Net assets:
Beginning of period	1,255,815,400	1,737,660,111	288,508,898

End of period	$ 1,160,252,725	$ 2,214,748,932	$254,218,051

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$ 17,045,961	$ 10,572,890	$ 116,559,956	$ 34,995,878	$ 11,583,070	$ 3,889,618
2,031	151,564	2,410	(13,882)	(4,347)	—

17,047,992	10,724,454	116,562,366	34,981,996	11,578,723	3,889,618

(9,944,842)	(6,591,620)	(109,189,920)	(34,185,224)	(11,323,062)	(3,386,288)
(625,286)	(1,143,552)	(75,604)	(524,300)	(166,435)	(503,073)
(6,477,864)	(2,989,282)	(7,296,842)	(268,615)	(92,715)	(24)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	(17,739)	(858)	(233)

(17,047,992)	(10,724,454)	(116,562,366)	(34,995,878)	(11,583,070)	(3,889,618)

1,936,200,136	992,524,507	14,015,686,373	6,505,698,598	2,323,193,872	769,137,750
6,730,377	7,305,338	103,177,103	31,681,542	10,610,811	3,696,864
(1,927,221,300)	(1,100,984,938)	(13,359,001,794)	(6,214,198,090)	(2,506,737,199)	(714,050,508)

15,709,213	(101,155,093)	759,861,682	323,182,050	(172,932,516)	58,784,106

15,709,213	(101,155,093)	759,861,682	323,168,168	(172,936,863)	58,784,106

711,420,423	563,253,530	3,456,548,266	1,783,699,616	931,608,965	198,141,432

$ 727,129,636	$ 462,098,437	$ 4,216,409,948	$ 2,106,867,784	$ 758,672,102	$256,925,538

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

For the Year Ended December 31, 1999

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

From operations:
Net investment income	$ 52,551,422	$ 84,369,650	$ 19,782,686
Net realized gain (loss) on investment transactions	2,529	—	(326)

Net increase in net assets resulting from operations	52,553,951	84,369,650	19,782,360

Distributions to unit/shareholders:
From net investment income
ILA units	(45,384,123)	(68,460,223)	(15,599,484)
ILA Administration units	(1,780,071)	(1,645,299)	(290,075)
ILA Service units	(4,517,300)	(14,264,059)	(3,892,170)
ILA B units	(623,673)	—	—
ILA C units	(248,714)	—	—
ILA Cash Management shares	(70)	(69)	(630)

Total distributions to unit/shareholders	(52,553,951)	(84,369,650)	(19,782,359)

From unit/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	7,836,070,067	12,281,385,755	1,811,769,575
Reinvestment of dividends and distributions	45,571,600	84,608,022	15,023,063
Cost of units/shares repurchased	(7,642,384,057)	(12,325,328,457)	(2,034,953,029)

Net increase (decrease) in net assets resulting from unit/share transactions	239,257,610	40,665,320	(208,160,391)

Total increase (decrease)	239,257,610	40,665,320	(208,160,390)
Net assets:
Beginning of year	1,016,557,790	1,696,994,791	496,669,288

End of year	$ 1,255,815,400	$ 1,737,660,111	$ 288,508,898

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

$ 29,678,180	$ 27,477,467	$ 150,385,775	$ 46,940,340	$ 18,690,245	$ 4,925,750
8,167	99,896	5,411	1,140	(30,649)	114

29,686,347	27,577,363	150,391,186	46,941,480	18,659,596	4,925,864

(24,606,852)	(11,518,920)	(129,728,192)	(45,416,285)	(18,171,355)	(4,390,985)
(2,625,955)	(3,465,849)	(8,725,681)	(854,367)	(316,939)	(534,693)
(2,453,540)	(12,595,226)	(11,937,454)	(669,649)	(201,917)	(36)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	(39)	(34)	(36)

(29,686,347)	(27,579,995)	(150,391,327)	(46,940,340)	(18,690,245)	(4,925,750)

3,719,606,593	2,554,504,387	17,348,923,131	9,977,368,160	4,442,494,150	1,075,546,032
18,136,217	11,896,253	139,921,416	46,434,419	18,936,186	5,033,322
(3,876,771,086)	(2,850,433,896)	(17,220,292,178)	(9,866,750,232)	(4,114,921,916)	(1,026,571,140)

(139,028,276)	(284,033,256)	268,552,369	157,052,347	346,508,420	54,008,214

(139,028,276)	(284,035,888)	268,552,228	157,053,487	346,477,771	54,008,328

850,448,699	847,289,418	3,187,996,038	1,626,646,129	585,131,194	144,133,104

$ 711,420,423	$ 563,253,530	$ 3,456,548,266	$ 1,783,699,616	$ 931,608,965	$ 198,141,432

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements

June 30, 2000 (Unaudited)

1.  Organization
The Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs—Institutional Liquid Assets Portfolios, collectively “ILA,” or individually, a “portfolio.” ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers the following classes of units/shares:

Portfolio	ILA Units	ILA Administra- tion Units	ILA Service Units	ILA Class B Units	ILA Class C Units	ILA Cash Management Shares
Prime Obligations	x	x	x	x	x	x

Money Market	x	x	x			x

Government	x	x	x			x

Treasury Obligations	x	x	x

Treasury Instruments	x	x	x

Federal	x	x	x

Tax-Exempt Diversified	x	x	x			x

Tax-Exempt California	x	x	x			x

Tax-Exempt New York	x	x	x			x

The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. Tax-Exempt portfolios seek to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.    Investment Valuation—
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.    Interest Income—
Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

C.    Federal Taxes—
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the funds.
    The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolios’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

2.  Significant Accounting Policies (continued)
    At December 31, 1999 (tax year end), the following Portfolios had capital loss carryforwards for U.S. federal tax purposes of approximately:

Portfolio	Amount	Years of Expiration
Tax-Exempt Diversified	$146,000	2001 to 2005
Tax-Exempt California	31,000	2007

    These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.
    The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D.    Expenses—
Expenses incurred by the Portfolios which do not specifically relate to an individual Portfolio of ILA are generally allocated to the Portfolios on a straight-line or pro rata basis depending upon the nature of the expense.
    Unitholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and Cash Management share classes bear all expenses and fees paid to service organizations. Each class of units/shares of the Portfolios separately bears its respective class-specific transfer agency fees.

E.    Segregation Transactions—
The Portfolios may enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions the Portfolios are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

3.  Agreements
Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”) pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision by the Trust’s Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each Portfolio’s average daily net assets.
    Goldman Sachs acts as ILA’s distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class B and Class C contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $540 for the six months ended June 30, 2000.
    GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding distribution and service fees, administration, cash management and service plan fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) on an annualized basis to approximately .43% of the average net assets of each Portfolio.
    In addition, the Portfolios have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Portfolios expenses.
    The chart below outlines the expense reductions for the six months ended June 30, 2000 (in thousands):

Portfolio	Expense Reimbursements	Custody Fee Reductions	CMS Fee Waiver	Total
Prime Obligations	$ —	$ 1	$229	$230

Money Market	—	1	3	4

Government	56	1	1	58

Treasury Obligations	—	1	—	1

Treasury Instruments	28	1	—	29

Federal	—	3	—	3

Tax-Exempt Diversified	—	98	2	100

Tax-Exempt California	—	45	—	45

Tax-Exempt New York	1	18	—	19

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)

June 30, 2000 (Unaudited)

3.  Agreements (continued)
    The Trust, on behalf of each Portfolio that offers Class B units, Class C units, and Cash Management shares, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 1.00% of the average daily net assets attributable to Class B and Class C units and .50% of the average daily net assets attributable to Cash Management shares. GSAM has voluntarily agreed to waive a portion of the Distribution and Service fees equal to .43%, on an annual basis, of the average daily net assets attributable to Cash Management shares.
    Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of .04% of the average daily net assets of each class.
    The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans. These plans allow for ILA Administration units, ILA Service units and ILA
Cash Management shares, respectively, to compensate service organizations for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Administration, Service and Cash Management shares Plans provide for compensation to the service organizations in an amount up to .15%, .40% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares.
    At June 30, 2000, the amounts owed to affiliates were as follows (in thousands):

Portfolio	Management	Distribution and Service	Transfer Agent	Total
Prime Obligations	$323	$18	$33	$374

Money Market	623	—	72	695

Government	73	—	8	81

Treasury Obligations	200	—	23	223

Treasury Instruments	126	—	14	140

Federal	1,247	—	143	1,390

Tax-Exempt Diversified	606	—	69	675

Tax-Exempt California	219	—	25	244

Tax-Exempt New York	75	—	9	84

4.  Line of Credit Facility
Effective May 31, 2000, the Portfolios participated in a $350,000,000 committed, unsecured revolving line of credit facility. Prior thereto, the Portfolios participated in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangements, the Portfolios must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2000, the Portfolios did not have any borrowings under these facilities.

5.  Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)

June 30, 2000 (Unaudited)

6.  Joint Repurchase Agreement Accounts
The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
    At June 30, 2000, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had undivided interests in the following joint repurchase agreement account, which equaled $149,700,000, $269,900,000, $75,000,000, $314,400,000 in principal amount, respectively. At June 30, 2000, the repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Barclays Capital PLC
$1,000,000,000	6.50%	07/03/2000	$1,000,000,000	$1,000,541,667

Donaldson, Lufkin & Jenrette, Inc.
1,000,000,000	6.60	07/03/2000	1,000,000,000	1,000,550,000

UBS Warburg LLC
350,000,000	6.45	07/03/2000	350,000,000	350,188,125
UBS Warburg LLC
1,003,500,000	6.60	07/03/2000	1,003,500,000	1,004,051,925

Total Joint Repurchase Agreement Account			$3,353,500,000	$3,355,331,717

At June 30, 2000, the Prime Obligations and Money Market Portfolios had undivided interests in the following joint repurchase agreement account II, which equaled $200,000,000 and $350,000,000 in principal amount, respectively. At June 30, 2000, the repurchase agreements held in this joint account II were fully collateralized by Federal Agency obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

ABN/AMRO, Inc.
$995,900,000	6.85%	07/03/2000	$ 995,900,000	$ 996,468,493

Banc of America Securities LLC
800,000,000	6.88	07/03/2000	800,000,000	800,458,667

Bear Stearns Companies, Inc.
500,000,000	6.85	07/03/2000	500,000,000	500,285,417

Donaldson, Lufkin & Jenrette, Inc.
500,000,000	6.90	07/03/2000	500,000,000	500,287,500

Total Joint Repurchase Agreement Account II			$2,795,900,000	$2,797,500,077

7.  Other Matters
Pursuant to a Securities and Exchange Commission exemptive order, certain of the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs subject to certain annual limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

8. Change In Independent Accountants
On October 26, 1999, the Board of Trustees of the Portfolios, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Portfolio independent accountants to PricewaterhouseCoopers LLP. For the fiscal years ended December 31, 1999 and December 31, 1998, Arthur Andersen LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their reports.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)

June 30, 2000 (Unaudited)

9. Summary of Unit Transactions (at $1.00 per unit/share)

Unit/share activity for the six months ended June 30, 2000 is as follows:

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

ILA units:
Units sold	3,787,801,927	4,604,120,804	514,139,841
Reinvestment of dividends and distributions	24,820,889	45,177,565	3,634,727
Units repurchased	(4,060,229,715)	(4,207,304,247)	(530,821,051)

	(247,606,899)	441,994,122	(13,046,483)

ILA Administration units:
Units sold	108,832,694	24,907,653	12,633,918
Reinvestment of dividends and distributions	1,065,654	161,981	16,709
Units repurchased	(104,169,858)	(9,111,066)	(12,050,452)

	5,728,490	15,958,568	600,175

ILA Service units:
Units sold	286,628,945	1,770,270,349	41,082,218
Reinvestment of dividends and distributions	1,875,847	8,886,106	1,603,210
Units repurchased	(273,756,353)	(1,805,305,142)	(65,441,312)

	14,748,439	(26,148,687)	(22,755,884)

ILA Class B units:
Units sold	16,206,380	—	—
Reinvestment of dividends and distributions	314,292	—	—
Units repurchased	(21,938,184)	—	—

	(5,417,512)	—	—

ILA Class C units:
Units sold	25,824,409	—	—
Reinvestment of dividends and distributions	150,037	—	—
Units repurchased	(26,821,412)	—	—

	(846,966)	—	—

Cash Management shares:
Shares sold	346,787,392	56,333,356	5,956,241
Reinvestment of dividends and distributions	2,052	28,674	7,562
Shares repurchased	(208,957,671)	(11,077,212)	(5,052,458)

	137,831,773	45,284,818	911,345

Net increase (decrease) in units/shares	(95,562,675)	477,088,821	(34,290,847)

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

1,086,008,763	577,419,983	12,620,497,619	6,363,390,917	2,268,553,238	611,479,820
6,311,365	6,163,196	96,740,129	31,351,232	10,542,111	3,193,618
(1,136,729,632)	(534,413,081)	(11,972,967,620)	(6,107,057,697)	(2,440,432,103)	(562,254,283)

(44,409,504)	49,170,098	744,270,128	287,684,452	(161,336,754)	52,419,155

95,191,993	134,546,211	49,838,136	98,865,256	46,088,636	157,357,955
343,630	1,128,627	60,224	73,544	67,843	502,993
(123,038,978)	(135,892,360)	(31,247,891)	(77,118,988)	(37,429,061)	(151,796,170)

(27,503,355)	(217,522)	18,650,469	21,819,812	8,727,418	6,064,778

754,999,380	280,558,313	1,345,350,618	17,072,951	1,829,364	50
75,382	13,515	6,376,750	240,067	20	23
(667,452,690)	(430,679,497)	(1,354,786,283)	(23,699,845)	(28,876,032)	(50)

87,622,072	(150,107,669)	(3,058,915)	(6,386,827)	(27,046,648)	23

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	26,369,474	6,722,634	299,925
—	—	—	16,699	837	230
—	—	—	(6,321,560)	(3)	(5)

—	—	—	20,064,613	6,723,468	300,150

15,709,213	(101,155,093)	759,861,682	323,182,050	(172,932,516)	58,784,106

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements    (continued)

June 30, 2000 (unaudited)

9. Summary of Unit/Share Transactions (at $1.00 per unit/share) (continued)

Unit/share activity for the year ended December 31, 1999 is as follows:

	Prime Obligations Portfolio	Money Market Portfolio	Government Portfolio

ILA units:
Units sold	6,187,318,969	8,475,508,367	1,555,372,030
Reinvestment of dividends and distributions	38,954,021	68,634,390	10,825,271
Units repurchased	(5,968,349,686)	(8,547,694,426)	(1,744,205,159)

	257,923,304	(3,551,669)	(178,007,858)

ILA Administration units:
Units sold	341,083,548	316,803,676	14,714,311
Reinvestment of dividends and distributions	1,643,764	2,932,445	225,705
Units repurchased	(340,712,788)	(627,102,159)	(19,357,060)

	2,014,524	(307,366,038)	(4,417,044)

ILA Service units:
Units sold	1,193,649,187	3,489,073,712	241,083,651
Reinvestment of dividends and distributions	4,150,597	13,041,115	3,971,441
Units repurchased	(1,224,133,407)	(3,150,531,872)	(270,941,573)

	(26,333,623)	351,582,955	(25,886,481)

ILA Class B units:
Units sold	33,484,399	—	—
Reinvestment of dividends and distributions	599,021	—	—
Units repurchased	(29,051,583)	—	—

	5,031,837	—	—

ILA Class C units:
Units sold	80,533,964	—	—
Reinvestment of dividends and distributions	224,125	—	—
Units repurchased	(80,136,593)	—	—

	621,496	—	—

Cash Management shares:
Shares sold	—	—	599,583
Reinvestment of dividends and distributions	72	72	646
Shares repurchased	—	—	(449,237)

	72	72	150,992

Net increase (decrease) in units/shares	239,257,610	40,665,320	(208,160,391)

Treasury Obligations Portfolio	Treasury Instruments Portfolio	Federal Portfolio	Tax-Exempt Diversified Portfolio	Tax-Exempt California Portfolio	Tax-Exempt New York Portfolio

2,851,391,276	1,369,486,465	14,102,514,033	9,797,647,273	4,216,788,421		786,706,635
17,509,450	10,298,349	127,217,288	45,733,373	18,866,994		4,455,370
(3,199,058,228)	(1,496,646,180)	(13,684,083,018)	(9,671,043,644)	(3,924,772,626)		(753,410,503)

(330,157,502)	(116,861,366)	545,648,303	172,337,002	310,882,789		37,751,502

447,866,712	329,112,577	439,630,230	118,571,986	103,554,699		288,839,397
591,471	1,575,091	2,314,512	69,283	69,121		577,876
(486,656,745)	(430,207,218)	(949,431,515)	(117,066,866)	(95,225,456)		(273,160,637)

(38,198,562)	(99,519,550)	(507,486,773)	1,574,403	8,398,364		16,256,636

420,348,605	855,905,345	2,806,778,868	61,148,901	122,151,030		—
35,296	22,813	10,389,616	631,725	37		40
(191,056,113)	(923,580,498)	(2,586,777,645)	(78,639,722)	(94,923,834)		—

229,327,788	(67,652,340)	230,390,839	(16,859,096)	27,227,233		40

—	—	—	—	—		—
—	—	—	—	—		—
—	—	—	—	—		—

—	—	—	—	—		—

—	—	—	—	—		—
—	—	—	—	—		—
—	—	—	—	—		—

—	—	—	—	—		—

—	—	—	—	—		—
—	—	—	38	34		36
—	—	—	—	—		—

—	—	—	38	34		36

(139,028,276)	(284,033,256)	268,552,369	157,052,347	346,508,42	0	54,008,214

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights

Selected Data for a Unit/Share Outstanding Throughout Each Period

Prime Obligations Portfolio

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2000-ILA units	$1.00	$0.03	$(0.03)	$1.00	2.89	% (d)	$ 847,502	0.43	% (c)	5.71	% (c)	0.43	% (c)	5.71	% (c)
2000-ILA Administration units	1.00	0.03	(0.03)	1.00	2.81	(d)	46,579	0.58	(c)	5.58	(c)	0.58	(c)	5.58	(c)
2000-ILA Service units	1.00	0.03	(0.03)	1.00	2.68	(d)	107,724	0.83	(c)	5.37	(c)	0.83	(c)	5.37	(c)
2000-ILA B units	1.00	0.02	(0.02)	1.00	2.38	(d)	14,026	1.43	(c)	4.72	(c)	1.43	(c)	4.72	(c)
2000-ILA C units	1.00	0.02	(0.02)	1.00	2.38	(d)	6,589	1.43	(c)	4.75	(c)	1.43	(c)	4.75	(c)
2000-Cash Management shares	1.00	0.03	(0.03)	1.00	2.60	(d)	137,833	1.00	(c)	5.28	(c)	1.43	(c)	4.85	(c)

For the Years Ended December 31,

1999-ILA units	1.00	0.05	(0.05)	1.00	4.90		1,095,109	0.43		4.79		0.43		4.79
1999-ILA Administration units	1.00	0.05	(0.05)	1.00	4.74		40,850	0.58		4.65		0.58		4.65
1999-ILA Service units	1.00	0.04	(0.04)	1.00	4.48		92,975	0.83		4.33		0.83		4.33
1999-ILA B units	1.00	0.04	(0.04)	1.00	3.86		19,444	1.43		3.83		1.43		3.83
1999-ILA C units	1.00	0.04	(0.04)	1.00	3.86		7,436	1.43		3.76		1.43		3.76
1999-Cash Management shares	1.00	0.04	(0.04)	1.00	4.30		1	1.00		4.44		1.43		4.01

1998-ILA units	1.00	0.05	(0.05)	1.00	5.32		837,185	0.43		5.19		0.43		5.19
1998-ILA Administration units	1.00	0.05	(0.05)	1.00	5.16		38,836	0.58		5.05		0.58		5.05
1998-ILA Service units	1.00	0.05	(0.05)	1.00	4.90		119,309	0.83		4.79		0.83		4.79
1998-ILA B units	1.00	0.04	(0.04)	1.00	4.27		14,412	1.43		4.07		1.43		4.07
1998-ILA C units	1.00	0.04	(0.04)	1.00	4.27		6,814	1.43		4.13		1.43		4.13
1998-Cash Management shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.69	(c)	2	0.93	(c)	4.81	(c)	1.43	(c)	4.31	(c)

1997-ILA units	1.00	0.05	(0.05)	1.00	5.38		866,445	0.42		5.24		0.43		5.23
1997-ILA Administration units	1.00	0.05	(0.05)	1.00	5.22		28,110	0.57		5.11		0.58		5.10
1997-ILA Service units	1.00	0.05	(0.05)	1.00	4.96		78,316	0.82		4.85		0.83		4.84
1997-ILA B units	1.00	0.04	(0.04)	1.00	4.33		1,574	1.42		4.33		1.43		4.32
1997-ILA C units (commenced August 15)	1.00	0.04	(0.04)	1.00	4.41	(c)	1,897	1.42	(c)	4.39	(c)	1.43	(c)	4.38	(c)

1996-ILA units	1.00	0.05	(0.05)	1.00	5.22		1,154,787	0.41		5.11		0.43		5.09
1996-ILA Administration units	1.00	0.05	(0.05)	1.00	5.06		23,738	0.56		4.97		0.58		4.95
1996-ILA Service units	1.00	0.05	(0.05)	1.00	4.80		84,707	0.81		4.74		0.83		4.72
1996-ILA B units (commenced May 8)	1.00	0.03	(0.03)	1.00	3.97	(c)	346	1.41	(c)	4.09	(c)	1.43	(c)	4.07	(c)

1995-ILA units	1.00	0.06	(0.06)	1.00	5.79		1,261,251	0.41		5.66		0.43		5.64
1995-ILA Administration units	1.00	0.06	(0.06)	1.00	5.63		63,018	0.56		5.51		0.58		5.49
1995-ILA Service units	1.00	0.05	(0.05)	1.00	5.37		227,233	0.81		5.22		0.83		5.20

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Money Market Portfolio

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2000-ILA units	$1.00	$0.03	$(0.03)	$1.00	2.90	% (d)	$1,788,759	0.43	% (c)	5.77	% (c)	0.43	% (c)	5.77	% (c)
2000-ILA Administration units	1.00	0.03	(0.03)	1.00	2.82	(d)	22,920	0.58	(c)	5.68	(c)	0.58	(c)	5.68	(c)
2000-ILA Service units	1.00	0.03	(0.03)	1.00	2.70	(d)	357,784	0.83	(c)	5.37	(c)	0.83	(c)	5.37	(c)
2000-Cash Management shares	1.00	0.03	(0.03)	1.00	2.63	(d)	45,286	1.00	(c)	5.81	(c)	1.43	(c)	5.38	(c)

For the Years Ended December 31,

1999-ILA units	1.00	0.05	(0.05)	1.00	4.92		1,346,765	0.41		4.80		0.41		4.80
1999-ILA Administration units	1.00	0.05	(0.05)	1.00	4.76		6,961	0.56		4.64		0.56		4.64
1999-ILA Service units	1.00	0.04	(0.04)	1.00	4.50		383,932	0.81		4.42		0.81		4.42
1999-Cash Management shares	1.00	0.04	(0.04)	1.00	4.32		2	0.98		4.37		1.41		3.94

1998-ILA units	1.00	0.05	(0.05)	1.00	5.33		1,350,317	0.40		5.17		0.43		5.14
1998-ILA Administration units	1.00	0.05	(0.05)	1.00	5.17		314,327	0.55		5.04		0.58		5.01
1998-ILA Service units	1.00	0.05	(0.05)	1.00	4.91		32,349	0.80		4.79		0.83		4.76
1998-Cash Management shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.69	(c)	2	0.90	(c)	4.80	(c)	1.43	(c)	4.27	(c)

1997-ILA units	1.00	0.05	(0.05)	1.00	5.43		806,096	0.37		5.31		0.42		5.26
1997-ILA Administration units	1.00	0.05	(0.05)	1.00	5.28		307,480	0.52		5.15		0.57		5.10
1997-ILA Service units	1.00	0.05	(0.05)	1.00	5.01		20,517	0.77		4.90		0.82		4.85

1996-ILA units	1.00	0.05	(0.05)	1.00	5.27		703,097	0.36		5.15		0.43		5.08
1996-ILA Administration units	1.00	0.05	(0.05)	1.00	5.12		257,258	0.51		5.00		0.58		4.93
1996-ILA Service units	1.00	0.05	(0.05)	1.00	4.86		28,845	0.76		4.75		0.83		4.68

1995-ILA units	1.00	0.06	(0.06)	1.00	5.85		574,155	0.36		5.71		0.42		5.65
1995-ILA Administration units	1.00	0.06	(0.06)	1.00	5.69		164,422	0.51		5.55		0.57		5.49
1995-ILA Service units	1.00	0.05	(0.05)	1.00	5.43		23,080	0.76		5.29		0.82		5.23

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Government Portfolio

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2000-ILA units	$1.00	$0.03	$(0.03)	$1.00	2.81	% (d)	$192,197	0.43	% (c)	5.56	% (c)	0.47	% (c)	5.52	% (c)
2000-ILA Administration units	1.00	0.03	(0.03)	1.00	2.73	(d)	3,866	0.58	(c)	5.37	(c)	0.62	(c)	5.33	(c)
2000-ILA Service units	1.00	0.03	(0.03)	1.00	2.60	(d)	57,091	0.83	(c)	5.13	(c)	0.87	(c)	5.09	(c)
2000-Cash Management shares	1.00	0.03	(0.03)	1.00	2.57	(d)	1,064	1.00	(c)	5.07	(c)	1.47	(c)	4.60	(c)

For the Years Ended December 31,

1999-ILA units	1.00	0.05	(0.05)	1.00	4.77		205,244	0.43		4.64		0.45		4.62
1999-ILA Administration units	1.00	0.05	(0.05)	1.00	4.61		3,265	0.58		4.42		0.60		4.40
1999-ILA Service units	1.00	0.04	(0.04)	1.00	4.35		79,847	0.83		4.24		0.85		4.22
1999-Cash Management shares	1.00	0.04	(0.04)	1.00	4.18		153	1.00		4.68		1.45		4.23

1998-ILA units	1.00	0.05	(0.05)	1.00	5.21		383,243	0.43		5.09		0.45		5.07
1998-ILA Administration units	1.00	0.05	(0.05)	1.00	5.05		7,692	0.58		4.94		0.60		4.92
1998-ILA Service units	1.00	0.05	(0.05)	1.00	4.79		105,732	0.83		4.67		0.85		4.65
1998-Cash Management shares (commenced May 1)	1.00	0.03	(0.03)	1.00	4.57	(c)	2	0.93	(c)	4.60	(c)	1.45	(c)	4.08	(c)

1997-ILA units	1.00	0.05	(0.05)	1.00	5.31		460,457	0.42		5.16		0.42		5.16
1997-ILA Administration units	1.00	0.05	(0.05)	1.00	5.15		10,192	0.57		4.98		0.57		4.98
1997-ILA Service units	1.00	0.05	(0.05)	1.00	4.89		83,799	0.82		4.78		0.82		4.78

1996-ILA units	1.00	0.05	(0.05)	1.00	5.15		694,651	0.41		5.04		0.44		5.01
1996-ILA Administration units	1.00	0.05	(0.05)	1.00	4.99		36,055	0.56		4.89		0.59		4.86
1996-ILA Service units	1.00	0.05	(0.05)	1.00	4.73		94,228	0.81		4.63		0.84		4.60

1995-ILA units	1.00	0.06	(0.06)	1.00	5.77		570,469	0.41		5.62		0.43		5.60
1995-ILA Administration units	1.00	0.05	(0.05)	1.00	5.62		47,558	0.56		5.49		0.58		5.47
1995-ILA Service units	1.00	0.05	(0.05)	1.00	5.35		85,401	0.81		5.19		0.83		5.17

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit Outstanding Throughout Each Period

Treasury Obligations Portfolio

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to unitholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2000-ILA units	$1.00	$0.03	$(0.03)	$1.00	2.76	% (d)	$359,890	0.42	% (c)	5.48	% (c)	0.42	% (c)	5.48	% (c)
2000-ILA Administration units	1.00	0.03	(0.03)	1.00	2.68	(d)	14,831	0.57	(c)	5.22	(c)	0.57	(c)	5.22	(c)
2000-ILA Service units	1.00	0.03	(0.03)	1.00	2.56	(d)	352,409	0.82	(c)	5.15	(c)	0.82	(c)	5.15	(c)

For the Years Ended December 31,

1999-ILA units	1.00	0.05	(0.05)	1.00	4.63		404,299	0.42		4.50		0.42		4.50
1999-ILA Administration units	1.00	0.04	(0.04)	1.00	4.48		42,334	0.57		4.35		0.57		4.35
1999-ILA Service units	1.00	0.04	(0.04)	1.00	4.22		264,787	0.82		4.19		0.82		4.19

1998-ILA units	1.00	0.05	(0.05)	1.00	5.15		734,553	0.42		4.96		0.43		4.95
1998-ILA Administration units	1.00	0.05	(0.05)	1.00	4.99		80,464	0.57		4.88		0.58		4.87
1998-ILA Service units	1.00	0.05	(0.05)	1.00	4.73		35,432	0.82		4.67		0.83		4.66

1997-ILA units	1.00	0.05	(0.05)	1.00	5.26		590,381	0.42		5.12		0.42		5.12
1997-ILA Administration units	1.00	0.05	(0.05)	1.00	5.10		124,159	0.57		4.99		0.57		4.99
1997-ILA Service units	1.00	0.05	(0.05)	1.00	4.84		104,133	0.82		4.73		0.82		4.73

1996-ILA units	1.00	0.05	(0.05)	1.00	5.11		574,734	0.41		4.98		0.43		4.96
1996-ILA Administration units	1.00	0.05	(0.05)	1.00	4.95		108,850	0.56		4.83		0.58		4.81
1996-ILA Service units	1.00	0.05	(0.05)	1.00	4.69		123,483	0.81		4.59		0.83		4.57

1995-ILA units	1.00	0.06	(0.06)	1.00	5.73		711,209	0.41		5.51		0.43		5.49
1995-ILA Administration units	1.00	0.05	(0.05)	1.00	5.57		92,643	0.56		5.37		0.58		5.35
1995-ILA Service units	1.00	0.05	(0.05)	1.00	5.31		119,692	0.81		5.11		0.83		5.09

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit Outstanding Throughout Each Period

Treasury Instruments Portfolio

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to unitholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2000-ILA units	$1.00	$0.03	$(0.03)	$1.00	2.64	% (d)	$273,779	0.43	% (c)	5.26	% (c)	0.44	% (c)	5.25	% (c)
2000-ILA Administration units	1.00	0.03	(0.03)	1.00	2.56	(d)	31,944	0.58	(c)	5.09	(c)	0.59	(c)	5.08	(c)
2000-ILA Service units	1.00	0.02	(0.02)	1.00	2.43	(d)	156,375	0.83	(c)	4.78	(c)	0.84	(c)	4.77	(c)

For the Years Ended December 31,

1999-ILA units	1.00	0.04	(0.04)	1.00	4.38		224,609	0.43		4.29		0.43		4.29
1999-ILA Administration units	1.00	0.04	(0.04)	1.00	4.22		32,162	0.58		4.09		0.58		4.09
1999-ILA Service units	1.00	0.04	(0.04)	1.00	3.96		306,483	0.83		3.90		0.83		3.90

1998-ILA units	1.00	0.05	(0.05)	1.00	4.96		341,476	0.30		4.83		0.43		4.70
1998-ILA Administration units	1.00	0.05	(0.05)	1.00	4.80		131,685	0.45		4.68		0.58		4.55
1998-ILA Service units	1.00	0.04	(0.04)	1.00	4.54		374,128	0.70		4.43		0.83		4.30

1997-ILA units	1.00	0.05	(0.05)	1.00	5.17		330,241	0.22		5.02		0.42		4.82
1997-ILA Administration units	1.00	0.05	(0.05)	1.00	5.01		98,667	0.37		4.88		0.57		4.68
1997-ILA Service units	1.00	0.05	(0.05)	1.00	4.75		295,404	0.62		4.63		0.82		4.43

1996-ILA units	1.00	0.05	(0.05)	1.00	5.10		708,999	0.21		4.96		0.43		4.74
1996-ILA Administration units	1.00	0.05	(0.05)	1.00	4.95		137,706	0.36		4.82		0.58		4.60
1996-ILA Service units	1.00	0.05	(0.05)	1.00	4.68		383,901	0.61		4.56		0.83		4.34

1995-ILA units	1.00	0.06	(0.06)	1.00	5.70		586,294	0.21		5.50		0.44		5.27
1995-ILA Administration units	1.00	0.05	(0.05)	1.00	5.54		68,713	0.36		5.34		0.59		5.11
1995-ILA Service units	1.00	0.05	(0.05)	1.00	5.28		123,254	0.61		5.00		0.84		4.77

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit Outstanding Throughout Each Period

Federal Portfolio

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to unitholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2000-ILA units	$1.00	$0.03	$(0.03)	$1.00	2.82	% (d)	$3,915,601	0.40	% (c)	5.61	% (c)	0.40	% (c)	5.61	% (c)
2000-ILA Administration units	1.00	0.03	(0.03)	1.00	2.74	(d)	19,486	0.55	(c)	5.79	(c)	0.55	(c)	5.79	(c)
2000-ILA Service units	1.00	0.03	(0.03)	1.00	2.61	(d)	281,323	0.80	(c)	5.20	(c)	0.80	(c)	5.20	(c)

For the Years Ended December 31,

1999-ILA units	1.00	0.05	(0.05)	1.00	4.81		3,171,330	0.41		4.72		0.41		4.72
1999-ILA Administration units	1.00	0.05	(0.05)	1.00	4.66		836	0.56		4.46		0.56		4.46
1999-ILA Service units	1.00	0.04	(0.04)	1.00	4.39		284,382	0.81		4.30		0.81		4.30

1998-ILA units	1.00	0.05	(0.05)	1.00	5.25		2,625,705	0.34		5.10		0.42		5.02
1998-ILA Administration units	1.00	0.05	(0.05)	1.00	5.09		508,297	0.49		4.97		0.57		4.89
1998-ILA Service units	1.00	0.05	(0.05)	1.00	4.83		53,994	0.74		4.71		0.82		4.63

1997-ILA units	1.00	0.05	(0.05)	1.00	5.40		2,050,559	0.27		5.26		0.41		5.12
1997-ILA Administration units	1.00	0.05	(0.05)	1.00	5.24		530,001	0.42		5.11		0.56		4.97
1997-ILA Service units	1.00	0.05	(0.05)	1.00	4.98		34,540	0.67		4.83		0.81		4.69

1996-ILA units	1.00	0.05	(0.05)	1.00	5.24		2,303,677	0.26		5.13		0.43		4.96
1996-ILA Administration units	1.00	0.05	(0.05)	1.00	5.09		794,537	0.41		4.98		0.58		4.81
1996-ILA Service units	1.00	0.05	(0.05)	1.00	4.83		192,416	0.66		4.73		0.83		4.56

1995-ILA units	1.00	0.06	(0.06)	1.00	5.83		1,731,935	0.26		5.69		0.42		5.53
1995-ILA Administration units	1.00	0.06	(0.06)	1.00	5.67		516,917	0.41		5.50		0.57		5.34
1995-ILA Service units	1.00	0.05	(0.05)	1.00	5.41		102,576	0.66		5.22		0.82		5.06

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Tax-Exempt Diversified Portfolio

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2000-ILA units	$1.00	$0.02	$(0.02)	$1.00	1.76	% (d)	$2,022,294	0.41	% (c)	3.52	% (c)	0.42	% (c)	3.51	% (c)
2000-ILA Administration units	1.00	0.02	(0.02)	1.00	1.69	(d)	49,904	0.56	(c)	3.38	(c)	0.57	(c)	3.37	(c)
2000-ILA Service units	1.00	0.02	(0.02)	1.00	1.56	(d)	14,604	0.81	(c)	3.06	(c)	0.82	(c)	3.05	(c)
2000-Cash Management shares	1.00	0.02	(0.02)	1.00	1.51	(d)	20,066	0.98	(c)	3.55	(c)	1.42	(c)	3.11	(c)

For the Years Ended December 31,

1999-ILA units	1.00	0.03	(0.03)	1.00	2.89		1,734,623	0.42		2.85		0.42		2.85
1999-ILA Administration units	1.00	0.03	(0.03)	1.00	2.73		28,084	0.57		2.66		0.57		2.66
1999-ILA Service units	1.00	0.02	(0.02)	1.00	2.48		20,991	0.82		2.41		0.82		2.41
1999-Cash Management shares	1.00	0.02	(0.02)	1.00	2.30		2	0.99		2.51		1.42		2.08

1998-ILA units	1.00	0.03	(0.03)	1.00	3.17		1,562,285	0.35		3.12		0.41		3.06
1998-ILA Administration units	1.00	0.03	(0.03)	1.00	3.02		26,509	0.50		2.98		0.56		2.92
1998-ILA Service units	1.00	0.03	(0.03)	1.00	2.76		37,850	0.75		2.72		0.81		2.66
1998-Cash Management shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.61	(c)	2	0.85	(c)	2.66	(c)	1.41	(c)	2.10	(c)

1997-ILA units	1.00	0.03	(0.03)	1.00	3.39		1,479,486	0.32		3.33		0.41		3.24
1997-ILA Administration units	1.00	0.03	(0.03)	1.00	3.23		27,967	0.47		3.16		0.56		3.07
1997-ILA Service units	1.00	0.03	(0.03)	1.00	2.97		30,513	0.72		2.97		0.81		2.88

1996-ILA units	1.00	0.03	(0.03)	1.00	3.25		1,514,443	0.31		3.20		0.41		3.10
1996-ILA Administration units	1.00	0.03	(0.03)	1.00	3.09		59,097	0.46		3.06		0.56		2.96
1996-ILA Service units	1.00	0.03	(0.03)	1.00	2.84		28,921	0.71		2.79		0.81		2.69

1995-ILA units	1.00	0.04	(0.04)	1.00	3.72		1,342,585	0.31		3.65		0.42		3.54
1995-ILA Administration units	1.00	0.04	(0.04)	1.00	3.57		48,773	0.46		3.51		0.57		3.40
1995-ILA Service units	1.00	0.03	(0.03)	1.00	3.31		49,647	0.71		3.24		0.82		3.13

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Tax-Exempt California Portfolio

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distribution to unit/ shareholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2000-ILA units	$1.00	$0.01	$(0.01)	$1.00	1.48	% (d)	$734,128	0.43	% (c)	2.89	% (c)	0.44	% (c)	2.88	% (c)
2000-ILA Administration units	1.00	0.01	(0.01)	1.00	1.40	(d)	17,637	0.58	(c)	2.74	(c)	0.59	(c)	2.73	(c)
2000-ILA Service units	1.00	0.01	(0.01)	1.00	1.28	(d)	182	0.83	(c)	2.03	(c)	0.84	(c)	2.02	(c)
2000-Cash Management shares	1.00	0.01	(0.01)	1.00	1.23	(d)	6,725	1.00	(c)	3.19	(c)	1.44	(c)	2.77	(c)

For the Years Ended December 31,

1999-ILA units	1.00	0.03	(0.03)	1.00	2.60		895,469	0.42		2.58		0.42		2.58
1999-ILA Administration units	1.00	0.02	(0.02)	1.00	2.45		8,910	0.57		2.38		0.57		2.38
1999-ILA Service units	1.00	0.02	(0.02)	1.00	2.19		27,229	0.82		2.39		0.82		2.39
1999-Cash Management shares	1.00	0.02	(0.02)	1.00	2.02		1	0.99		2.15		1.42		1.72

1998-ILA units	1.00	0.03	(0.03)	1.00	2.84		584,615	0.41		2.79		0.41		2.79
1998-ILA Administration units	1.00	0.03	(0.03)	1.00	2.68		512	0.56		2.84		0.56		2.84
1998-ILA Service units	1.00	0.02	(0.02)	1.00	2.43		2	0.81		2.48		0.81		2.48
1998-Cash Management shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.25	(c)	2	0.91	(c)	2.37	(c)	1.41	(c)	1.87	(c)

1997-ILA units	1.00	0.03	(0.03)	1.00	3.15		591,003	0.42		3.10		0.42		3.10
1997-ILA Administration units	1.00	0.03	(0.03)	1.00	3.00		360	0.57		2.98		0.57		2.98
1997-ILA Service units (Re-commenced September 1)	1.00	0.01	(0.01)	1.00	2.87	(c)	2	0.82	(c)	2.90	(c)	0.82	(c)	2.90	(c)

1996-ILA units	1.00	0.03	(0.03)	1.00	3.03		440,476	0.41		2.99		0.42		2.98
1996-ILA Administration units	1.00	0.03	(0.03)	1.00	2.88		142	0.56		2.84		0.57		2.83

1995-ILA units	1.00	0.03	(0.03)	1.00	3.55		346,728	0.41		3.49		0.41		3.49
1995-ILA Administration units	1.00	0.03	(0.03)	1.00	3.40		61	0.56		3.32		0.56		3.32

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)

Selected Data for a Unit/Share Outstanding Throughout Each Period

Tax-Exempt New York Portfolio

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to unit/ shareholders	Net asset value at end of period	Total return(b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2000-ILA units	$1.00	$0.02	$(0.02)	$1.00	1.70	% (d)	$212,719	0.43	% (c)	3.39	% (c)	0.45	% (c)	3.37	% (c)
2000-ILA Administration units	1.00	0.02	(0.02)	1.00	1.62	(d)	43,903	0.58	(c)	3.28	(c)	0.60	(c)	3.27	(c)
2000-ILA Service units	1.00	0.01	(0.01)	1.00	1.49	(d)	2	0.83	(c)	3.02	(c)	0.85	(c)	3.02	(c)
2000-Cash Management shares	1.00	0.01	(0.01)	1.00	1.45	(d)	302	1.00	(c)	3.42	(c)	1.45	(c)	2.99	(c)

For the Years Ended December 31,

1999-ILA units	1.00	0.03	(0.03)	1.00	2.76		160,301	0.43		2.73		0.44		2.72
1999-ILA Administration units	1.00	0.03	(0.03)	1.00	2.60		37,836	0.58		2.61		0.59		2.60
1999-ILA Service units	1.00	0.02	(0.02)	1.00	2.35		2	0.83		2.29		0.84		2.28
1999-Cash Management shares	1.00	0.02	(0.02)	1.00	2.17		2	1.00		2.34		1.44		1.90

1998-ILA units	1.00	0.03	(0.03)	1.00	3.02		122,550	0.36		2.96		0.51		2.81
1998-ILA Administration units	1.00	0.03	(0.03)	1.00	2.87		21,580	0.51		2.85		0.66		2.70
1998-ILA Service units	1.00	0.03	(0.03)	1.00	2.61		2	0.76		2.61		0.91		2.46
1998-Cash Management shares (commenced May 1)	1.00	0.02	(0.02)	1.00	2.46	(c)	1	0.86	(c)	2.56	(c)	1.51	(c)	1.91	(c)

1997-ILA units	1.00	0.03	(0.03)	1.00	3.29		102,887	0.33		3.24		0.43		3.14
1997-ILA Administration units	1.00	0.03	(0.03)	1.00	3.14		31,993	0.48		3.09		0.58		2.99
1997-ILA Service units (commenced September 15)	1.00	0.01	(0.01)	1.00	3.02	(c)	2	0.73	(c)	3.04	(c)	0.83	(c)	2.94	(c)

1996-ILA units	1.00	0.03	(0.03)	1.00	3.05		70,175	0.32		3.01		0.43		2.90
1996-ILA Administration units	1.00	0.03	(0.03)	1.00	2.90		44,319	0.47		2.88		0.58		2.77

1995-ILA units	1.00	0.03	(0.03)	1.00	3.51		90,537	0.30		3.44		0.44		3.30
1995-ILA Administration units	1.00	0.03	(0.03)	1.00	3.35		26,724	0.45		3.28		0.59		3.14

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Peter W. Fortner., Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Secretary
Amy E. Belanger, Assistant Secretary
Kaysie P. Uniacke, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.
Investment Advisor
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT

Goldman Sachs Funds
32 Old Slip
New York, NY 10005

ILA/SAR 6/00